Document and Entity Information Document (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012	May 15, 2012 Common Class A [Member]	May 15, 2012 Common Class B [Member]
Entity Information [Line Items]
Entity Registrant Name	BROADVIEW NETWORKS HOLDINGS INC
Entity Central Index Key	0001104358
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q4
Amendment Flag	false
Entity Common Stock, Shares Outstanding			9,999,945	0
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 111,111,111

Statement of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents	$ 9,736	$ 22,924
Certificates of deposit	1,805	2,396
Investment securities	0	13,567
Accounts receivable, Less allowance for doubtful accounts of $7,460 and $14,536	28,811	33,255
Other current assets	9,300	9,714
Total current assets	49,652	81,856
Property and equipment	68,381	80,488
Goodwill	98,238	98,238
Intangible assets, net of accumulated amortization of $44,139 and $40,653	6,261	9,747
Other Assets, Noncurrent	3,879	6,259
Total assets	226,411	276,588
Revolving credit facility	0	17,122
Senior secured notes	0	300,840
Accounts payable	4,433	8,105
Accrued expenses and other current liabilities	20,361	29,631
Taxes payable	8,820	7,895
Deferred revenues	10,567	11,055
Capital Lease Obligations, Current	1,818	1,867
Total current liabilities	45,999	376,515
Long-term Debt	150,000	0
Deferred rent payable	4,822	4,527
Deferred revenues	1,077	1,038
Capital Lease Obligations, Noncurrent	1,080	2,726
Deferred income taxes payable	5,948	4,979
Other	792	980
Total liabilities	209,718	390,765
Additional paid-in capital	306,792	140,811
Accumulated deficit	(290,199)	(254,926)
Treasury stock, at cost	0	(177)
Total stockholders’ equity (deficit)	16,693	(114,177)
Total liabilities and stockholders’ deficiency	226,411	276,588
Common Stock [Member]
Common stock	100	0
Common Class A [Member]
Common stock	0	107
Common Class B [Member]
Common stock	0	4
Preferred Stock [Member]
Preferred stock	0	0
Series A Preferred Stock [Member]
Preferred stock	0	1
Series A-1 Preferred Stock [Member]
Preferred stock	0	1
Series B Preferred Stock [Member]
Preferred stock	0	1
Series B-1 Preferred Stock [Member]
Preferred stock	0	1
Series C Preferred Stock [Member]
Preferred stock	$ 0	$ 0

Statement of Financial Position Parentheticals (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Allowance for Doubtful Accounts Receivable, Current	$ 7,460	$ 14,536
Finite-Lived Intangible Assets, Accumulated Amortization	44,139	40,653
Common Stock [Member]
Common Stock, Par or Stated Value Per Share	$ 0.01
Common Stock, Shares Authorized	19,000,000
Common Stock, Shares, Issued	0
Common Stock, Shares, Outstanding	9,999,945
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Common Stock, Shares Authorized	0	80,000,000
Common Stock, Shares, Issued	0	9,342,509
Common Stock, Shares, Outstanding	0	9,333,680
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Common Stock, Shares Authorized	0	10,000,000
Common Stock, Shares, Issued	0	360,050
Common Stock, Shares, Outstanding	0	360,050
Preferred Stock, Shares Outstanding	0	360,050
Preferred Stock [Member]
Preferred Stock, Shares Outstanding	0	0
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0
Preferred Stock, Shares Authorized	1,000,000	0
Preferred Stock, Shares Issued	0	0
Series A Preferred Stock [Member]
Common Stock, Shares, Issued	0	87,254
Preferred Stock, Shares Outstanding	0	87,254
Preferred, Liquidation Preference	0	198,792
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Preferred Stock, Shares Authorized	0	89,526
Series A-1 Preferred Stock [Member]
Preferred Stock, Shares Outstanding	0	100,702
Preferred, Liquidation Preference	0	229,430
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Preferred Stock, Shares Authorized	0	105,000
Preferred Stock, Shares Issued	0	100,702
Series B Preferred Stock [Member]
Preferred Stock, Shares Outstanding	0	91,187
Preferred, Liquidation Preference	0	207,752
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Preferred Stock, Shares Authorized	0	93,180
Preferred Stock, Shares Issued	0	91,187
Series B-1 Preferred Stock [Member]
Preferred Stock, Shares Outstanding	0	64,633
Preferred, Liquidation Preference	0	147,254
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Preferred Stock, Shares Authorized	0	86,000
Preferred Stock, Shares Issued	0	64,986
Series C Preferred Stock [Member]
Preferred Stock, Shares Outstanding	0	14,402
Preferred, Liquidation Preference	$ 0	$ 25,376
Preferred Stock, Par or Stated Value Per Share	$ 0	$ 0.01
Preferred Stock, Shares Authorized	0	52,332
Preferred Stock, Shares Issued	0	14,402

Statement of Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 340,907	$ 377,989	$ 407,740
Cost of revenues	164,232	178,292	193,842
Selling, general and administrative	130,777	132,997	149,245
Depreciation and amortization	36,382	39,508	43,938
Total operating expenses	331,391	350,797	387,025
Income from operations	9,516	27,192	20,715
Restructuring Costs	(8,415)	0	0
Interest expense	(35,200)	(38,302)	(38,379)
Interest income	50	70	73
Other income	0	183	0
Loss before provision for income taxes	(34,049)	(10,857)	(17,591)
Provision for income taxes	(1,224)	(1,347)	(1,288)
Net loss	$ (35,273)	$ (12,204)	$ (18,879)

Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net loss	$ (35,273)	$ (12,204)	$ (18,879)
Depreciation	32,896	34,200	31,459
Amortization of deferred financing costs	2,320	2,706	2,660
Amortization of Intangible Assets	3,486	5,306	12,431
Amortization of bond premium	(840)	(1,146)	(1,024)
Provision for Doubtful Accounts		2,335	5,100
Debtor Reorganization Items, Write-off of Deferred Financing Costs and Debt Discounts	1,630	0	0
Write-off of costs incurred in connection with initial public offering	0	0	3,669
Write-off of leasehold improvements in connection with early termination of lease	0	237	0
Stock-based Compensation	0	0	59
Deferred income taxes	969	969	969
Other	(181)	207	38
Accounts receivable	3,155	481	355
Other current assets	342	1,004	258
Other assets	(1,071)	(890)	561
Accounts payable	(3,672)	(4,326)	3,235
Accrued expenses, other current liabilities and taxes payable	7,864	(1,970)	(9,495)
Deferred revenues	(449)	(443)	(770)
Deferred rent payable	295	1,441	(257)
Net cash provided by operating activities	12,760	27,907	30,369
Purchases of property and equipment	(20,789)	(30,290)	(29,879)
Purchases of investment securities	(41,034)	(49,248)	(116,325)
Sales of investment securities	54,601	49,240	126,334
Other	591	498	(1,016)
Net cash used in investing activities	(6,631)	(29,800)	(20,886)
Repayments of revolving credit facility	(17,122)	0	(6,378)
Proceeds from DIP Credit Facility	15,900	0	0
Repayments of DIP credit facility	(15,900)	0	0
Proceeds from capital lease financing	191	2,348	3,479
Payments on capital lease obligations	(1,886)	(2,735)	(3,355)
Other	(500)	0	0
Net cash used in financing activities	(19,317)	(387)	(6,254)
Net increase (decrease) in cash and cash equivalents	(13,188)	(2,280)	3,229
Cash and Cash Equivalents, at beginning of year	22,924	25,204	25,204
Cash and Cash Equivalents, at end of year	9,736	22,924	25,204
Cash paid during the year for interest	25,347	36,004	35,955
Cancellation of 11 3/8% senior secured notes and accrued interest theron in connection with reorganization	316,209	0	0
Issuance of 10.5% senior secured notes (New Notes) in connection with reorganization	150,000	0	0
Issuance of new common stock and warrants in connection with reorganization	166,324	0	0
Income Taxes Paid	$ 255	$ 378	$ 319

Statement of Shareholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Common Class A [Member]	Common Class B [Member]	Preferred Stock [Member]	Series A Preferred Stock [Member]	Series A-1 Preferred Stock [Member]	Series B Preferred Stock [Member]	Series B-1 Preferred Stock [Member]	Series C Preferred Stock [Member]	Additional Paid-in Capital [Member]	Deferred Compensation, Share-based Payments [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Stockholders' Equity, Total [Member]
Treasury Stock, Carrying Basis at beginning of year at Dec. 31, 2009														$ (177)
Additional Paid in Capital beginning of year at Dec. 31, 2009											140,752
Retained Earnings (Accumulated Deficit) beginning of year at Dec. 31, 2009	(223,843)												(223,843)
Preferred Stock, Value, Issued beginning of year at Dec. 31, 2009						1	1	1	1	0
Common Stock, Value, Issued beginning of year at Dec. 31, 2009			107	4
Common Stock, Shares, Outstanding beginning of year at Dec. 31, 2009			9,333,680	360,050
Preferred Stock, Shares Outstanding beginning of year at Dec. 31, 2009						87,254	100,702	91,187	64,633	14,402
Share-based Compensation	59											59
Net loss	(18,879)												(18,879)
Total stockholders’ equity (deficit)															(101,973)
Issuance of new common stock and warrants in connection with reorganization	0
Retained Earnings (Accumulated Deficit) end of year at Dec. 31, 2010													(242,722)
Preferred Stock, Value, Issued end of year at Dec. 31, 2010						1	1	1	1	0
Additional Paid in Capital end of year at Dec. 31, 2010											140,811
Common Stock, Value, Issued end of year at Dec. 31, 2010			107	4
Treasury Stock, Carrying Basis at ending of year at Dec. 31, 2010														(177)
Common Stock, Shares, Outstanding ending of year at Dec. 31, 2010			9,333,680	360,050
Preferred Stock, Shares Outstanding end of year at Dec. 31, 2010						87,254	100,702	91,187	64,633	14,402
Share-based Compensation	0											0
Net loss	(12,204)												(12,204)
Total stockholders’ equity (deficit)	(114,177)														(114,177)
Issuance of new common stock and warrants in connection with reorganization	0
Retained Earnings (Accumulated Deficit) end of year at Dec. 31, 2011	(254,926)												(254,926)
Preferred Stock, Value, Issued end of year at Dec. 31, 2011					0
Treasury Stock, Carrying Basis at ending of year at Dec. 31, 2011	(177)													(177)
Additional Paid in Capital end of year at Dec. 31, 2011	140,811
Preferred Stock, Shares Outstanding end of year at Dec. 31, 2011					0
Treasury Stock, Carrying Basis at beginning of year at Sep. 30, 2011
Net loss	(4,052)
Total stockholders’ equity (deficit)	(114,177)														(114,177)
Retained Earnings (Accumulated Deficit) end of year at Dec. 31, 2011	(254,926)
Preferred Stock, Value, Issued end of year at Dec. 31, 2011					0	1	1	1	1	0
Treasury Stock, Carrying Basis at ending of year at Dec. 31, 2011	(177)													(177)
Additional Paid in Capital end of year at Dec. 31, 2011	140,811										140,811
Preferred Stock, Shares Outstanding end of year at Dec. 31, 2011				360,050	0	87,254	100,702	91,187	64,633	14,402
Common Stock, Value, Issued beginning of year at Dec. 31, 2011		0	107	4
Common Stock, Shares, Outstanding beginning of year at Dec. 31, 2011			9,333,680	360,050
Weighted Average Number of Shares, Treasury Stock Subject to Repurchase or Cancellation	177
Weighted Average Number of Shares, Preferred Stock Subject to Repurchase or Cancellation						(87,254)	(100,702)	(91,187)	(64,633)	(14,402)
Weighted Average Number of Shares, Common Stock Subject to Repurchase or Cancellation			(9,333,680)	(360,050)
Cancellation of Equity			(107)	(4)		(1)	(1)	(1)	(1)
Share-based Compensation	0											0
Cancellation of Warrants	(243)
Net loss	(35,273)
Total stockholders’ equity (deficit)	16,693														16,693
Stock Issued During Period, Shares, New Issues		9,999,945
Issuance of new common stock and warrants in connection with reorganization	166,324	100									166,224
Retained Earnings (Accumulated Deficit) end of year at Dec. 31, 2012	(290,199)												(290,199)
Preferred Stock, Value, Issued end of year at Dec. 31, 2012					0	0	0	0	0	0
Additional Paid in Capital end of year at Dec. 31, 2012	306,792										306,792
Common Stock, Value, Issued end of year at Dec. 31, 2012		100	0	0
Treasury Stock, Carrying Basis at ending of year at Dec. 31, 2012	0													0
Common Stock, Shares, Outstanding ending of year at Dec. 31, 2012		9,999,945	0	0
Preferred Stock, Shares Outstanding end of year at Dec. 31, 2012				0	0	0	0	0	0	0
Treasury Stock, Carrying Basis at beginning of year at Sep. 30, 2012
Net loss	(9,526)
Total stockholders’ equity (deficit)	16,693														16,693
Retained Earnings (Accumulated Deficit) end of year at Dec. 31, 2012	(290,199)												(290,199)
Preferred Stock, Value, Issued end of year at Dec. 31, 2012					0
Treasury Stock, Carrying Basis at ending of year at Dec. 31, 2012	0													0
Additional Paid in Capital end of year at Dec. 31, 2012	$ 306,792
Preferred Stock, Shares Outstanding end of year at Dec. 31, 2012					0

Organization and Description of Business	12 Months Ended
Dec. 31, 2012
Organization and Description of Business [Abstract]
Organization and Description of Business
Organization and Description of Business
Broadview Networks Holdings, Inc. (the “Company”) is an integrated communications company founded in 1996 to take advantage of the deregulation of the U.S. telecommunications market following the Telecommunications Act of 1996. The Company has one reportable segment providing domestic wireline telecommunications services consisting of local and long distance voice services, Internet, and data services to commercial and residential customers in the northeast United States. In addition, the Company offers certain services on a nationwide basis.
On August 22, 2012 (the “Petition Date”), the Company, and each of its direct and indirect subsidiaries, filed voluntary petitions for reorganization under Chapter 11 of title 11 (“Chapter 11”) of the U.S. Bankruptcy Code (the “Code”) in the U.S. Bankruptcy Court for the Southern District of New York (the “Court”) with respect to a “pre-packaged” plan (the “Plan”) to effectuate a financial restructuring of the Company and each of its direct and indirect subsidiaries (the “Restructuring”). The Plan was confirmed by the Court on October 3, 2012, contingent upon the fulfillment or waiver of certain conditions contained therein. Final regulatory approvals for the Plan were received on October 25, 2012 (see Note 2 for additional information on the Plan).

Voluntary Reorganization Under Chapter 11 Voluntary Reorganization Under Chapter 11	12 Months Ended
Dec. 31, 2012
Voluntary Reorganization Under Chapter 11 [Abstract]
Voluntary Reorganization Under Chapter 11
Voluntary Reorganization Under Chapter 11
Bankruptcy Proceedings
On August 22, 2012, the Company filed voluntary petitions for reorganization under Chapter 11 of the Code.
On October 3, 2012, the Court entered an order confirming the Plan and the Company emerged from bankruptcy protection on November 13, 2012. In connection with its emergence, the Plan was effectuated and included, among other things, the following provisions:

•	cancellation of all existing equity interests including capital stock, options, warrants or other rights to purchase the Company’s existing capital stock;

•	recapitalization of the Company with the authorization of 19,000,000 shares of Common Stock and 1,000,000 shares of preferred stock;

•
holders of the Notes received their pro rata share of 97.5% of newly issued Common Stock (subject to dilution by the exercise of warrants and equity pursuant to a future management incentive plan and board compensation) and $150,000 of newly issued 10.5% Senior Secured Notes due 2017 (the "New Notes");

•

•
holders of the existing preferred stock received their pro rata share of (i) 2.5% of newly issued New Common Stock (subject to dilution by the exercise of warrants and equity pursuant to a management incentive plan and board compensation), and (ii) two tranches of eight-year warrants to acquire shares of newly issued Common Stock representing, in the aggregate, up to 15.0% of the Company’s outstanding common stock following the restructuring (subject to dilution as described above);

•	execution of a new $25,000 credit facility (the “Exit Facility”);

•	repayment of $15,900 of principal and accrued interest under the Senior Revolving Debtor in Possession Credit Facility (the “DIP Credit Facility”); and

•	cancellation of the Notes totaling approximately $316,209 which included accrued interest.
The Plan did not contain any compromise or settlement agreements, other than those described above. Under the Plan, general unsecured creditors, vendors, customers and employees were not negatively impacted and the Company’s obligation to these groups were paid in full in accordance with their original terms.
For the period subsequent to the Petition Date through November 13, 2012, the Company's financial statements were prepared in accordance with Accounting Standards Codification (“ASC”) 852, Reorganizations. ASC 852 requires that the Company's pre-petition liabilities that are subject to compromise be reported separately on the balance sheet as an estimate of the amount that will ultimately be allowed by the Court.
Pursuant to ASC 852, the objective of financial statements issued by an entity in Chapter 11 is to reflect its financial evolution during the proceeding. For that purpose, the financial statements for periods including and subsequent to filing the Chapter 11 petition should distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Certain expenses, realized gains and losses and provisions for losses not directly related to ongoing operations are reflected separately as reorganization items in the consolidated statements of operations. Cash used for reorganization items is disclosed separately in the notes to consolidated financial statements. Additionally, pre-petition debt that is subject to compromise must be recorded at the allowed claim amount.
Contemporaneous with the Petition Date, the Company entered into a Senior Revolving Debtor in Possession Credit Facility (the “DIP Credit Facility”). Borrowings under the DIP Credit Facility were used to purchase $13,898 of investments in U.S. Treasury notes. As part of the Plan, the Company agreed to continue to pay interest on the Old Notes at 10.5%.
Registration Rights Agreement

Pursuant to the New Notes Indenture Agreement, the Company entered into a Registration Rights Agreement on November 13, 2012 which requires the Company to file a registration statement with the Securities and Exchange Commission by March 29, 2013 and to use commercially reasonable efforts to have the registration statement declared effective by the Securities and Exchange Commission by July 15, 2013.
Reorganization Items
Expenses that resulted from the Restructuring are reported as reorganization items in the Company's consolidated statements of operations. For the year ended December 31, 2012, the Company recorded reorganization items of $8,415, which consisted of professional fees and a transaction bonus paid to key employees which was approved by the Court. As of December 31, 2012, $5,550 of the reorganization expenses were paid and $2,865 were included in accrued expenses and other current liabilities in the Company's consolidated balance sheet. Professional fees incurred during 2012 prior to the Petition Date totaling approximately $9,787 are included in selling, general and administrative expenses.
For the year ended December 31, 2012, the Company has not recorded any income from reorganization activities.
Emergence From Bankruptcy
Under ASC 852, companies must, apply “fresh-start” accounting rules upon emergence from Chapter 11 reorganization, if certain conditions are met. In accordance with ASC 852, the reporting entity must allocate the reorganization value of the company to its assets in relation to their fair values upon emergence from Chapter 11 if: (i) the value of the assets of the emerging entity immediately before the date of confirmation is less than the total of all post-petition liabilities and allowed claims; and (ii) holders of existing voting shares immediately before confirmation receive less than 50% of the voting shares of the emerging entity. The Company did not qualify for fresh start reporting under ASC 852 as upon emergence from Chapter 11 the reorganized value of the Company's assets was greater than the total of all post-petition liabilities and allowed claims.

The reorganization value was determined by combining the equity value, as negotiated in the Plan, the interest bearing debt and non-interest bearing liabilities as of the date when all material conditions precedent to the Plan becoming binding were resolved. The equity value was within the range of values included in the Disclosure Statement approved by the Bankruptcy Court.

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies
Significant Accounting Policies
Basis of Presentation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation. The Company has evaluated the impact of subsequent events through March 15, 2013.
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Management periodically reviews such estimates and assumptions as circumstances dictate. Actual results could differ from those estimates.
Fair Value of Financial Instruments
The Company measures and discloses the fair value of financial assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), which defines fair value, establishes a framework for measuring fair value, and requires certain disclosures about fair value measurements.
ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

•
Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•
Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Revenue Recognition
The Company’s revenue is derived primarily from the sale of telecommunication services, consisting of local and long distance voice services, Internet, and data services to commercial and residential customers in the northeast United States. In addition, the Company offers certain services on a nationwide basis.
Subscriber usage fees consist of fees paid by customers for each call made, access fees paid by carriers for long distance calls that the Company originates and terminates, and fees paid by the incumbent carriers as reciprocal compensation when the Company terminates local calls made by their customers. Revenue related to usage fees is recognized when the service is provided. Usage fees are billed in arrears. The Company’s ability to generate access fee revenue, including reciprocal compensation revenue, is subject to numerous regulatory and legal proceedings. Until these proceedings are ultimately resolved, the Company’s policy is to recognize access fee revenue, including reciprocal compensation revenue, only when it is concluded that realization of that revenue is reasonably assured.
Monthly recurring fees include the fees paid for lines in service and additional features on those lines. Monthly recurring fees are paid by end-user customers and are primarily billed in advance. This revenue is recognized during the period in which it is earned.

3. Significant Accounting Policies (continued)
Revenue for charges that are billed in advance of services being rendered is deferred. Services rendered for which the customer has not been billed are recorded as unbilled revenues until the period such billings are provided. Cable and wiring revenues are recognized when the Company provides the services. Revenue from carrier interconnection and access is recognized in the month in which service is provided at the amount we expect to realize in cash, based on estimates of disputed amounts and collectibility.
The Company also derives revenue from non-recurring service activation and installation charges imposed on customers at the time a service is installed. Such charges become payable by the Company’s customers at the time service is initiated. Revenue and direct costs related to up-front service activation and installation fees are deferred and amortized over the average customer life of four years.
Arrangements with multiple deliverables are accounted for in accordance with ASC 605-25, Multiple-Element Arrangements. ASC 605-25 provides additional guidance on revenue recognition for transactions that may involve the delivery or performance of multiple products, services or rights to use assets, and performance that may occur at different points in time or over different periods. Arrangements with multiple deliverables are reviewed and the elements separated into units of accounting under the provisions of ASC 605-25, with the total consideration received allocated over the relative fair value of the units of accounting. Revenue is recognized as the elements are delivered, assuming all other conditions for recognition of revenue described above have been met.
The Company reports taxes imposed by governmental authorities on revenue-producing transactions between us and our customers on a net basis.
Unbilled revenue included in accounts receivable represents revenue for earned services, which was billed in the succeeding month and totaled $2,481 and $4,512 as of December 31, 2012 and 2011, respectively.
Cost of Revenues
Cost of revenues include direct costs of sales and network costs. Direct costs of sales include the costs incurred with telecommunication carriers to render services to customers. Network costs include the costs of fiber and access, points of presence, repairs and maintenance, rent and utilities of the switch locations, Internet data network, as well as salaries and related expenses of network personnel. Network costs are recognized during the month in which the service is utilized. The Company accrues for network costs incurred but not billed by carriers.
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Company’s cash and cash equivalents are being held in several large financial institution, which are members of the FDIC, although most of our balances do exceed the FDIC insurance limits.
Investment Securities
Investment securities represented the Company’s investment in short-term U.S. Treasury notes. The Company’s primary objectives for purchasing these investment securities were liquidity and safety of principal. The Company considered these investment securities to be available-for-sale. Accordingly, these investments were recorded at their fair value of $13,567 as of December 31, 2011. During the year ended December 31, 2012, the Company fully redeemed the investment securities. The fair value of these investment securities was based on publicly quoted market prices, which are Level 1 inputs under the fair value hierarchy. The cost of these investment securities approximated their fair value at December 31, 2011. During the year ended December 31, 2012 and 2011, the Company purchased $41,034 and $49,248 and sold $54,601 and $49,240, respectively, of U.S. Treasury notes. All unrealized and realized gains are determined by specific identification.
3. Significant Accounting Policies (continued)
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are reported at their outstanding unpaid principal balances reduced by an allowance for doubtful accounts. The Company estimates doubtful accounts based on historical bad debts, factors related to the specific customers’ ability to pay, percentages of aged receivables and current economic trends. Allowances for doubtful accounts are recorded as selling, general and administrative expenses. The Company writes off accounts deemed uncollectible after efforts to collect such accounts are not successful. The Company also requires security deposits in the normal course of business if customers do not meet the criteria established for offering credit.
Inventory
Inventory consists primarily of equipment and supplies used in connection with installing phone systems to new and existing customers’ locations. The cost of inventory comprises the purchase and other costs incurred in bringing the inventories to their present location. The cost of inventory is determined using the weighted average method. There are no estimated losses due to obsolescence due to the short period of time between the purchase of the equipment and the installation to the customer.
Property and Equipment
Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful life is three years for computer equipment, five years for furniture and fixtures, four years for vehicles, and generally seven years for network equipment. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the related lease term. Capitalized software costs and customer premise equipment are amortized on a straight-line basis over the estimated useful life of two years. Construction in progress includes amounts incurred in the Company’s expansion of its network. The amounts include switching and colocation equipment, switching and colocation facilities design and colocation fees. The Company has not capitalized interest to date since the construction period has been short in duration and the related imputed interest expense incurred during that period was insignificant. When construction of each switch or colocation facility is completed, the balance of the assets is transferred to network equipment and depreciated in accordance with the Company’s policy. Internal labor costs capitalized in connection with expanding our network are also amortized over seven years. Maintenance and repairs are expensed as incurred.
Impairment of Long-Lived Assets
Long-lived assets, including amortizable intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate, in management’s judgment, that the carrying amount of an asset (or asset group) may not be recoverable. In analyzing potential impairments, projections of future cash flows from the asset group are used to estimate fair value. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset group, a loss is recognized for the difference between the estimated fair value and carrying value of the asset group.
Goodwill
Goodwill is the excess of the purchase price over the fair value of net assets acquired in business combinations accounted for as purchases. The Company evaluates its goodwill for impairment annually on or about October 1 or when events and circumstances warrant such review. Impairment charges, if any, are charged to operating expenses. There were no impairment charges recorded during 2012. The recoverability of goodwill is assessed at a reporting unit level, which is the lowest asset group level for which identifiable cash flows are largely independent of the cash flows of other asset groups, and is based on projections of discounted cash flows (income approach) and the fair value of comparable telecommunication companies (market approach). The Company has one reporting unit. The Company has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step impairment test. The projections of future operating cash flow necessary to conduct the impairment review, are based on assumptions, judgments and estimates of growth rates, anticipated future economic, regulatory and political conditions, the assignment of discount rates relative to risk and estimates of a terminal value. We believe these assumptions and estimates provide a reasonable basis for our conclusion. The fair value determinations derived in connection with the impairment analysis contains many inputs, noted above, that would be considered Level 3 in the fair value hierarchy.
3. Significant Accounting Policies (continued)
Third Party Conversion Costs
The Company currently capitalizes third party conversion costs incurred to provision customers to its network as part of property and equipment. These costs include external vendor charges and costs incurred internally. The Company amortizes conversion costs over four years.
Debt Issuance Costs
The costs related to the issuance of long-term debt are deferred and amortized into interest expense, using the effective interest method, over the life of each debt issuance. As of December 31, 2012, all deferred issuance costs associated with previous debt financings were expensed. Financing costs associated with the reorganization were expensed as incurred in accordance with ASC 852.
Significant Vendor
The Company purchased approximately 67% and 68% of its telecommunication services from one vendor during the years ended December 31, 2012 and 2011, respectively. Accounts payable in the accompanying consolidated balance sheets include approximately $3,209 and $6,646 as of December 31, 2012 and 2011, respectively, due to this vendor.
Income Taxes
The Company recognizes deferred income taxes using the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted statutory tax rates in effect for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. In addition, valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.
Uncertainty in Income Taxes
The Company uses a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return and disclosures regarding uncertainties in income tax positions. Only tax positions that meet the more likely than not recognition threshold at the reporting date may be recognized. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense.
The Company has analyzed the tax positions taken on federal and state income tax returns for all open tax years, and has concluded that no provision for uncertain income tax positions are required in the Company’s financial statements as of December 31, 2012 and 2011. The Company currently has no federal or state tax examinations in progress. As a result of the applicable statutes of limitations, the Company’s federal and state income tax returns for tax years before December 31, 2008 are no longer subject to examination by the Internal Revenue Service and state departments of revenue.
Stock-Based Compensation
The Company records compensation expense associated with stock options and other forms of equity compensation based on the estimated fair value at the grant-date. The Company uses the Black-Scholes-Merton option-pricing model to determine the fair value of stock-based awards.
There was no compensation expense for stock options recorded during 2012 or 2011. Compensation expense for stock options for the year ended December 31, 2010 was $59.
3. Significant Accounting Policies (continued)
Software Development Costs
The Company capitalizes the cost of internal use software. Costs incurred during the preliminary stage are expensed as incurred while costs incurred during the application stage are capitalized. The latter costs are typically internal payroll costs of employees associated with the development of internal use computer software. The Company commences amortization of the software on a straight-line basis over the estimated useful life of two years, when it is ready for its intended use. The Company incurred software development expenses of $807, $1,121 and $1,334 for the years ended December 31, 2012, 2011 and 2010, respectively.
During the years ended December 31, 2012, 2011 and 2010, the Company capitalized approximately $2,927, $2,798 and $2,820 of software development costs, respectively, which are included in property and equipment. Amortization expense related to these assets was approximately $2,839, $2,745 and $2,741 for the years ended December 31, 2012, 2011 and 2010, respectively. The unamortized balance of capitalized software development costs as of December 31, 2012 and 2011 is $2,881 and $2,793 respectively.
Advertising
The Company expenses advertising costs in the period incurred and these amounts are included in selling, general and administrative expenses. Advertising expenses totaled $2,690, $1,728 and $1,713 for the years ended December 31, 2012, 2011 and 2010, respectively.
Disputes
The Company accounts for disputed billings from carriers based on the estimated settlement amount of disputed balances. The estimate is based on a number of factors including historical results of prior dispute settlements with the carriers and is periodically reviewed by management to reassess the likelihood of success. Actual settlements may differ from estimated amounts (see Note 16).

Revisions to Prior Period Financial Statements Revisions to Prior Period Financial Statements (Notes)	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Revisions to Prior Period Financial Statements
Revisions to Prior Period Financial Statements

The Company has revised its previously reported consolidated financial statements for the years ended December 31, 2011 and 2010, presented herein, including the opening stockholders’ equity balance, in order to correct certain previously reported amounts. The Company determined that the effects of the corrections in each of the periods in which the related misstatements originated, as further described below, were not material. The Company has concluded that the amounts, if only corrected in 2012, would have been material to the consolidated financial statements for the year ended December 31, 2012.

During the fourth quarter of 2012, the Company determined that its historical approach to calculating deferred revenue was not in accordance with ASC Topic 605, Revenue Recognition, and revised its calculation. As a result, the Company decreased its previously reported revenue in 2011 by $165 and increased its previously reported revenue in 2010 by $36. The Company also increased deferred revenue on the consolidated balance sheets by $3,010 as of December 31, 2011.

In addition, we chose to correct various individually insignificant items related to receivables, accruals, and plant and equipment balances. As shown in the table below, the net of these corrections increased operating expenses and decreased operating income by $184 and $163 in 2011 and 2010, respectively.

4. Revisions to Prior Period Financial Statements (continued)

The following tables set forth the correction to each of the individual affected line items in the consolidated balance sheet as of December 31, 2011, the consolidated statements of operations for the years ended December 31, 2011 and 2010, the consolidated statement of cash flows for year ended December 31, 2011 and the stockholders’ equity section of the consolidated balance sheet as of December 31, 2009.

	December 31, 2011
Balance sheet data	As Previously Reported	Correction	As presented Herein
Accounts receivable	$33,132	$123	$33,255
Other current assets	9,877	(163)	9,714
Total current assets	81,896	(40)	81,856
Property and equipment	80,593	(105)	80,488
Total assets	276,733	(145)	276,588
Deferred revenues	8,045	3,010	11,055
Accrued expenses and other current liabilities	29,055	576	29,631
Total current liabilities	372,929	3,586	376,515
Deferred rent payable	3,775	752	4,527
Total liabilities	386,427	4,338	390,765
Accumulated deficit	(250,443)	(4,483)	(254,926)
Total liabilities and equity	$276,733	$(145)	$276,588

	Year ended December 31,
	2011			2010
Statement of operations data	As Previously Reported	Correction	As presented Herein	As Previously Reported	Correction	As presented Herein
Revenues	$378,154	$(165)	$377,989	$407,704	$36	$407,740
Cost of revenues	178,500	(208)	178,292	193,860	(18)	193,842
Selling, general and administrative	132,460	537	132,997	148,917	328	149,245
Depreciation and amortization	39,653	(145)	39,508	44,085	(147)	43,938
Total operating expenses	350,613	184	350,797	386,862	163	387,025
Income from operations	27,541	(349)	27,192	20,842	(127)	20,715
Loss before provision for income taxes	(10,508)	(349)	(10,857)	(17,464)	(127)	(17,591)
Net loss	$(11,855)	$(349)	$(12,204)	$(18,752)	$(127)	$(18,879)

Statement of cash flows data	Year ended December 31,
	2011
	As Previously Reported	Correction	As Presented Herein
Cash provided by operating activities	$27,751	$156	$27,907
Cash used in investing activities	(29,644)	(156)	(29,800)

4. Revisions to Prior Period Financial Statements (continued)

	December 31, 2009
Stockholders’ equity data	As Previously Reported	Correction	As Presented Herein
Accumulated deficit	$(219,836)	$(4,007)	$(223,843)
Total stockholders’ equity	(79,146)	(4,007)	(83,153)

Financial information included in the accompanying financial statements and the notes thereto, including the selected quarterly financial data included in Note 17, reflect the effects of the corrections described in the preceding discussion and table.

Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements
During the first quarter of 2012, the Company adopted the accounting standard update regarding the presentation of comprehensive income. This update was issued to increase the prominence of items reported in other comprehensive income. The update requires that all non-owner changes in stockholders' equity be presented either in a single continuous statement of comprehensive income or in two separate, but consecutive statements. The adoption of this standard update did not have any impact on the Company's consolidated financial statements since the Company does not have any material items of other comprehensive income for the years presented.
During the first quarter of 2012, the Company adopted the accounting standard update regarding fair value measurement. This update was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. This standard update also changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level 3 fair value measurements. The adoption of this standard update did not have a significant impact on the Company's consolidated financial statements.

Other Assets	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets
Other Assets
Other current assets consist of the following at December 31:

	December 31,
	2012	2011
Deferred carrier charges	$2,817	$5,319
Prepaid expenses	2,173	1,569
Inventory	2,211	404
Other	2,099	2,422
Total other current assets	$9,300	$9,714

Other non-current assets consist of the following at December 31:

	December 31,
	2012	2011
Deferred financing costs	$—	$3,450
Lease security and carrier deposits	3,134	1,897
Other	745	912
Total other non-current assets	$3,879	$6,259

The Company incurred deferred financing costs of $500 and $134 in 2012 and 2011, respectively, related to the amendment of the Company’s Revolving Credit Facility. Amortization of deferred financing costs amounted to $2,320, $2,706 and $2,660 for the years ended December 31, 2012, 2011 and 2010, respectively. During 2012 the Company wrote off $1,630 of discontinued deferred financing costs when they began the reorganization process.

Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment, at cost, consists of the following at December 31:

	December 31,
	2012	2011
Network equipment	$222,309	$204,840
Computer and office equipment	21,243	21,060
Capitalized software costs	8,736	5,847
Furniture and fixtures and other	8,714	9,370
Leasehold improvements	6,913	6,768
	267,915	247,885
Less accumulated depreciation and amortization	(199,534)	(167,397)
	$68,381	$80,488

Property and equipment includes amounts acquired under capital leases of approximately $5,718 and $8,215 respectively, net of accumulated depreciation of approximately $11,347 and $9,181, respectively, at December 31, 2012 and 2011. Amortization of capital leases is included in depreciation and amortization expense in the consolidated statements of operations.

Identifiable Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Identifiable Intangible Assets and Goodwill
Identifiable Intangible Assets and Goodwill
The Company’s customer relationship intangible assets were obtained in connection with previous acquisitions. The multi-period excess earnings method, a variant of the income approach, was utilized to value the customer relationship intangibles.
The components of intangible assets at December 31 are as follows:

	December 31,
	2012			2011
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	50,400	(44,139)	6,261	50,400	(40,653)	9,747
	50,400	(44,139)	6,261	50,400	(40,653)	9,747

The customer relationship intangibles are amortized on an accelerated method over their useful lives in proportion to the expected benefits to be received. Amortization of intangible assets for the years ended December 31, 2012, 2011 and 2010 amounted to $3,486, $5,306 and $12,431 respectively. During the year ended December 31, 2010, the Company wrote-off its fully amortized customer relationships and trademark intangible assets of $21,412 and $3,000, respectively. During the year ended December 31, 2011, the Company wrote-off its fully amortized trademark intangible assets of $4,400.
Future projected amortization expense for the years ending December 31 is as follows:

2013	$2,194
2014	1,569
2015	1,123
2016	802
2017	573

$6,261

Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following at December 31:

	December 31,
	2012	2011
Recurring network costs	$3,739	$7,157
Recurring operating accruals	10,007	5,071
Accrued interest	2,075	11,473
Payroll-related liabilities	2,742	4,312
Other	1,798	1,618
Total accrued expenses and other current liabilities	$20,361	$29,631

Obligations Under Capital and Operating Leases	12 Months Ended
Dec. 31, 2012
Obligations Under Capital and Operating Leases [Abstract]
Obligations Under Capital and Operating Leases
Obligations Under Capital and Operating Leases
Capital Leases
In July 2010, the Company entered into a capital lease facility with a third party lending institution. The new capital lease facility allows the Company to finance $5,000 of equipment. The Company is obligated to repay the borrowings in twelve quarterly installments. The Company's lease facilities specify that at the end of the final installment period, the Company has the option of renewing, returning or purchasing the equipment at a mutually agreed fair value. The Company had borrowings of $2,898 outstanding on the existing facilities at December 31, 2012.
The future minimum lease payments under all capital leases at December 31, 2012 are as follows:

2013	$2,139
2014	965
2015	121
2016	38
2017	22
3,285
Less amounts representing interest	(387)
2,898
Less current portion	(1,818)
Capital lease obligations, net of current portion	$1,080

Operating Leases
The Company rents office space, switch locations and equipment under various operating leases. Some of the Company’s operating leases have free or escalating rent payment provisions and the option to renew for an additional five years. The future minimum lease payments under operating leases at December 31, 2012 are as follows:

2013	$7,377
2014	7,170
2015	6,764
2016	6,768
2017	6,801
Thereafter	23,840

Total minimum lease payments	$58,720

Total rent expenses under these operating leases totaled $8,179, $8,012 and $11,613 for the years ended December 31, 2012, 2011 and 2010, respectively. Rent expense is charged to operations ratably over the terms of the leases, which results in deferred rent payable.

Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt
Debt

Troubled Debt Restructuring

A troubled debt restructuring ("TDR") is a formal restructure of a loan where a creditor, for economic or legal reasons related to the borrower's financial difficulties, grants a concession to the borrower. The concessions may be granted in various forms, including but not limited to a reduction in the stated interest rate, reduction in the loan balance or accrued interest, or extension of the maturity date. TDR's are evaluated in accordance with ASC Topic 470-60, Troubled Debt Restructurings by Debtors. Accounting for a TDR is applicable only when the borrower is experiencing financial difficulties and the creditor grants a concession. The recognition and measurement guidance for a modification of terms in a TDR is based upon whether the future undiscounted cash flows specified by the new terms are greater than or less than the carrying value of the debt.

The Company concluded that it was experiencing financial difficulties and determined that a concession had been granted by the holders of the Old Notes. The Company did not record a gain in connection with the TDR since the future maximum undiscounted cash payments on the New Notes (including principal and interest) exceed the adjusted carrying value of the Old Notes. The Company has reflected the debt on its balance sheet at its face amount of $150,000 as this amount is not significantly different from the net carrying amount of the Old Notes after the reorganization, and will record interest expense in its financial statements based upon the coupon rate of interest of 10.5%. No fees have been paid to the creditors as part of this arrangement, therefore there have been no costs capitalized as part of the troubled debt restructuring. All third party fees have been expensed to reorganization costs in the Company's consolidated statement of operations.

New Notes

On November 13, 2012, the Company issued the New Notes. In connection with the Plan as discussed in Note 2, the New Notes were issued as partial consideration for the principal and unpaid interest outstanding under the Old Notes as of the Petition Date. Under the New Notes, interest accrues annually at 10.5% and is payable semi-annually on May 15 and November 15 commencing in May 2013.

The New Notes are fully, unconditionally and irrevocably guaranteed on a senior secured basis, jointly and severally, by each of the Company's existing and future domestic restricted subsidiaries. The notes and the guarantees rank senior in right of payment to all existing and future subordinated indebtedness of the Company and its subsidiary guarantors, as applicable, and equal in right of payment with all existing and future senior indebtedness of the Company and of such subsidiaries.

The New Notes and the guarantees are secured by a lien on substantially all of the Company's assets provided, however, that pursuant to the terms of an intercreditor agreement, the security interest in those assets consisting of receivables, inventory, deposit accounts, securities accounts and certain other assets that secure the notes and the guarantees are contractually subordinated to a lien thereon that secures the Company's Credit Facility with an aggregate principal amount of $25,000 and certain other permitted indebtedness.

The Company may redeem the New Notes, at its option, in whole or in part at any time prior to November 15, 2017, upon not less than 30 days' or more than 60 days' notice, at the following redemption prices (expressed as percentages of the principal amount thereof) set forth below:

Year	Percentage
Prior to six months following the Issue Date	100%
Six months to 18 months following the Issue Date	105%
18 months to 30 months following the Issue Date	104%
30 months to 42 months following the Issue Date	103%
42 months to 54 months following the Issue Date	102%
54 months to 60 months following the Issue Date	100%

11. Debt (continued)

The New Note Indenture Agreement contains covenants limiting the Company's ability to, among other things: incur or guarantee additional indebtedness or issue certain preferred stock; pay dividends; redeem or purchase equity interests; redeem or purchase subordinated debt; make certain acquisitions or investments; create liens; enter into transactions with affiliates; merge or consolidate; make certain restricted payments; and transfer or sell assets, including equity interests of existing and future restricted subsidiaries. The Company was in compliance with all covenants at December 31, 2012.

Revolving Credit Facility

Exit Facility

On November 13, 2012, the Company entered into a new $25,000 Senior Revolving Credit Facility (“Credit Facility”), maturing 2017. Any outstanding amounts under this facility are subject to a borrowing base limitation based on an advance rate of 85% of the amount of eligible receivables, as defined. The borrowing base eligibility calculation exceeds the amount required to draw on the entire Credit Facility; therefore the remaining availability under the Credit Facility and the letter of credit sublimit are fully available for borrowing. In addition, the Company is subject to an unused line fee equal to the applicable percentage on the average daily unused portion of the revolving credit commitment. The loans bear interest on a base rate method or LIBOR method, in each case plus an applicable margin percentage, at the option of the Company. Interest on the LIBOR loans is paid on a monthly basis, and interest on the base rate loans is paid on a quarterly basis. There were no outstanding borrowings under this credit facility at December 31, 2012.

The revolving credit facility is subject to mandatory reductions in the event future debt issuances, asset dispositions, and insurance or condemnation events as a result of theft or destruction to the Company's property and assets. The facility includes a number of affirmative and negative covenants, which could restrict the Company's operations. If the Company were to be in default the lenders could accelerate the Company's obligation to pay all outstanding amounts.

Indebtedness under the Credit Facility is guaranteed by all of the Company's direct and indirect subsidiaries that are not borrowers there under and is secured by a security in all of the Company's and its subsidiaries’ tangible and intangible assets. Certain of the Company's assets have been pledged to the holders of the New Notes pursuant to the indenture governing the New Notes and the related collateral and security agreements. Each of the Company's subsidiaries has guaranteed the outstanding debt. The parent company of these subsidiaries has no independent assets or operations and the guarantees are full and unconditional and joint and several.

DIP Credit Facility

On August 22, 2012, the Company entered into the DIP Credit Facility which in effect refinanced the Company's then-existing revolving credit facility. Borrowings of $15,900 under the DIP Credit Facility were used to purchase $13,898 in investments, with the remaining amount used for general operating purposes. Unused portions of the DIP Credit Facility were subject to availability under a borrowing base and compliance with certain covenants. The DIP Credit Facility bore interest on a base rate method or LIBOR method, in each case plus an applicable margin percentage, at the option of the Company. Interest on the LIBOR loans was paid on a monthly or quarterly basis, and interest on the base rate loans was paid on a quarterly basis.

The Company paid a one-time fee of $125 in connection with obtaining the DIP Credit Facility. Indebtedness under the DIP Credit Facility was guaranteed by all of the Company's direct and indirect subsidiaries that were not borrowers there under and was secured by a security interest in all of the Company's and its subsidiaries' tangible and intangible assets. The Company fully repaid the DIP Credit Facility prior to emergence. During the year ended December 31, 2012, the Company recorded interest expense of $241 on borrowings obtained under the DIP Credit Facility.

11. Debt (continued)

Revolving Credit Facility

On August 23, 2006, the Company entered into the five-year Revolving Credit Facility. The Revolving Credit Facility was amended on November 12, 2010, December 8, 2011, and again on July 19, 2012 to extend the maturity date to September 5, 2012. The loans bore interest on a base rate method or LIBOR method, in each case plus an applicable margin percentage, at the option of the Company. The applicable margin percentage increased by 25 basis points after each amendment under both the base rate and LIBOR methods. Interest on the LIBOR loans was paid on a monthly or quarterly basis, and interest on the base rate loans was paid on a quarterly basis. Contemporaneous with the Petition Date, the Company entered into the DIP Credit Facility which in effect refinanced the Company's then-existing Revolving Credit Facility.

Old Notes

On August 23, 2006, the Company issued $210,000 principal amount of the Old Notes. The net proceeds from the Senior Secured Notes were used to fund an acquisition, repay indebtedness under the Company’s senior secured credit facility and senior unsecured subordinated notes due 2009, and for general corporate purposes. On May 14, 2007, the Company completed an additional offering of $90,000 aggregate principal amount of the Old Notes at an issue price of 1053/4%, generating gross proceeds of $95,175. The unamortized bond premium of $840 was included on the Company's December 31, 2011 consolidated balance sheet. For the years ended December 31, 2012, 2011 and 2010, bond premium amortization amounted to $840, $1,146 and $1,024, respectively.

On November 13, 2012, the Company emerged from bankruptcy protection as discussed in Note 2. In connection with the Company's emergence from bankruptcy, the holders of the Old Notes received $150,000 in New Notes and 97.5% of New Common Stock of the Company.

Shareholders' Equity (Deficiency)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Shareholders' Equity (Deficiency)
Shareholders’ Equity (Deficiency)

Recapitalization
In connection with the approved Plan, as discussed in Note 2, the Company completed a recapitalization whereby all existing equity interests, including stock options or other rights to purchase the Company's existing common stock, were cancelled. Cancellations included common stock A and B as well as Series A, A-1, B, B-1 and C Preferred stock. The Company authorized 19,000,000 shares of New Common Stock and 1,000,000 shares of New Preferred Stock.
Holders of the Old Notes received their pro rata share of 97.5% of New Common Stock and $150,000 of New Notes.
Holders of the preferred stock, immediately prior to the reorganization, received their pro rata share of (i) 2.5% of New Common Stock, and (ii) two tranches of eight-year warrants to acquire shares of New Common Stock representing, in the aggregate, up to 15.0% of the Company's outstanding common stock following the restructuring.
12. Shareholders’ Equity (Deficiency) (continued)

At the time of cancellation, there were no stock options outstanding. The restricted stock awards granted in April 2007 representing 14,402 shares of Series C Preferred Stock and 360,050 shares of Class B Common Stock were fully vested during 2010. Stock compensation expense for the restricted stock awards was $8 for the year ended December 31, 2010.

Common Stock
Common stock confers upon its holders voting rights, the right to receive cash and stock dividends, if declared, and the right to share in excess assets upon liquidation of the Company. The holders of Common stock are entitled to one vote per share.
Preferred Stock
Preferred stock confers upon its holders voting rights, designations, preferences, participation, qualifications, limitations, and expressed through resolutions adopted by the board of directors.

Warrants
The Series A-1 Warrants entitle the holders to purchase 1,235,895 shares of New Common Stock at an exercise price of $17.14, while the Series A-2 Warrants entitle the holders to purchase 468,105 shares of New Common Stock at an exercise price of $19.65. Both series of warrants are exercisable in whole or in part at any time prior to November 13, 2020.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes
The components of the provision for income taxes for the years ended December 31, 2012, 2011 and 2010 consist of the following:

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$—	$—	$45
State	193	324	274
Foreign	62	54	—
	255	378	319
Deferred:
Federal	843	843	843
State	126	126	126
	969	969	969
	$1,224	$1,347	$1,288

The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefits	(0.6)%	(2.7)%	(1.5)%
Permanent items	(7.2)%	(0.7)%	(0.8)%
Valuation allowance	(30.8)%	(44.0)%	(40.0)%
Effective income tax rate	(3.6)%	(12.4)%	(7.3)%

Permanent items in 2012 relate primarily to non-deductible restructuring costs incurred in connection with the restructuring.
13. Income Taxes (continued)
Deferred taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for tax purposes. The components of the net deferred tax assets (liabilities) consist of the following at December 31, 2012 and 2011:

	December 31,
	2012	2011
Deferred tax assets:
Current
Accounts receivable	$5,016	$7,382
Deferred revenue	4,042	4,625
Other	403	325

Total deferred tax assets-current	9,461	12,332
Noncurrent
Net operating loss carry forwards	59,559	78,504
Customer lists	6,545	7,215
Trademark	1,562	1,741
Other	4,156	4,818
Total deferred tax assets-noncurrent	71,822	92,278

Total deferred tax assets	$81,283	$104,610
Deferred tax liabilities:
Current:
Other Current Liabilities	231	249
Total Deferred tax liabilities - Current	231	249
Noncurrent
Customer Lists	$2,395	$3,568
Other Non-current liabilities	90	775
Goodwill	5,948	4,979
Accelerated Depreciation	6,590	7,552

Total deferred tax liabilities-noncurrent	$15,023	$16,874
Net deferred tax assets — current:
Total Deferred tax assets-Current	$9,461	$12,332
Total Deferred tax liabilities - Current	231	249
Valuation allowance	(9,230)	(12,083)

Net current deferred tax assets	$—	$—
Net deferred tax liabilities — noncurrent:
Deferred tax assets-noncurrent	$71,822	$92,278
Deferred tax liabilities-noncurrent	15,023	16,874
Valuation allowance	(62,747)	(80,383)

Net noncurrent deferred tax liabilities	$(5,948)	$(4,979)

The Company has provided a full valuation allowance against the net deferred tax asset as of December 31, 2012 and 2011 because management does not believe it is more likely than not that this asset will be realized. The net change in the Company's valuation allowance was a decrease of $20,489 between 2012 and 2011. This reduction in the valuation allowance is attributable to the decrease in the net operating loss carry forwards deferred tax asset which was reduced by Section 382 as a result of the ownership change in 2012. If the Company achieves profitability, the net deferred tax assets may be available to offset future income tax liabilities.

13. Income Taxes (continued)
Section 382 of the Internal Revenue Code (“Section 382”) places a limitation on the amount of net operating losses and other credit carryforwards which can be used to offset future taxable income after a change in control. In general, a change in control occurs when the ownership of certain shareholders or public groups in the stock of a corporation increase by more than 50 percentage points over a three-year period. Under Section 382, a loss corporation cannot deduct operating loss carryforwards in excess of the Section 382 limitation. Net Unrealized Built in Gain (“NUBIG”) is an exception to the general loss limitation rules of IRC section 382 and occurs when a built-in gain is recognized following an ownership change. We believe that there was a triggering event relating to Section 382 on November 13, 2012. As a result of the Company's analysis under Section 382, approximately $80,946 of pre-tax net operating losses available prior to November 13, 2012, including operating losses generated in 2012, have been lost. At December 31, 2012, the Company had net operating loss carryforwards available totaling $155,710 which begin to expire in 2019.

Employee Savings and Retirement Plan	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Employee Savings and Retirement Plan
Employee Savings and Retirement Plan
he Company has an active contributory defined contribution plans under Section 401(k) of the Internal Revenue Code (the “Code”) covering all qualified employees. Participants may elect to defer up to 20% of their annual compensation, subject to an annual limitation as provided by the Code. The Company’s matching contribution to this plan is discretionary. For the years ended December 31, 2012, 2011 and 2010, the Company did not make any contributions to the plan.

Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Values of Financial Instruments
Fair Values of Financial Instruments

The Company’s financial instruments include cash and cash equivalents, certificates of deposit, investments in U.S. Treasury notes, trade accounts receivable, accounts payable, revolving credit facility and long-term debt. The Company’s available cash balances are invested on a short-term basis (generally overnight) and, accordingly, are not subject to significant risks associated with changes in interest rates. All of the Company’s cash flows are derived from operations within the United States and are not subject to market risk associated with changes in foreign exchanges rates. The carrying amounts of the Company’s cash and cash equivalents, certificates of deposit, trade accounts receivable and accounts payable reported in the consolidated balance sheets as of December 31, 2012 and 2011 are deemed to approximate fair value because of their liquidity and short-term nature. The carrying amounts of the Company’s investments in U.S. Treasury notes were recorded at their fair value of $13,567 at December 31, 2011, which was based on the publicly quoted market price. The Company had no investments as of December 31, 2012.

As of December 31, 2011, the fair value of the debt outstanding under the Company’s revolving credit facility approximated its carrying value of $17,122, due to its variable market-based interest rate and short term nature. The fair value of the Company’s Old Notes at December 31, 2011 was $240,000, which was based on the publicly quoted closing price of the notes on that date. The fair value of the Company’s New Notes at December 31, 2012 was $137,567, which was based on publicly quoted prices of the notes on that date. These are considered to be Level 1 inputs.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Company has employment agreements with certain key executives as of December 31, 2012. These agreements provide for base salaries and performance bonuses over periods ranging from one to two years. These employment agreements also provide for severance compensation for a period of up to 12 months after termination.
The Company has standby letters of credit outstanding of $1,469, which are fully collateralized by domestic certificates of deposit.
The Company has, in the ordinary course of its business, disputed certain billings from carriers and has recorded the estimated settlement amount of the disputed balances. The settlement estimate is based on various factors, including historical results of prior dispute settlements. The amount of such charges in dispute at December 31, 2012 was $5,417. The Company believes that the ultimate settlement of these disputes will be at amounts less than the amount disputed and has accrued the estimated settlement in accrued expenses and other current liabilities at December 31, 2012. It is possible that actual settlements of such disputes may differ from these estimates and the Company may settle at amounts greater than the estimates.
The Company has entered into commercial agreements with its principal vendor under which it purchases certain services that it had previously leased under the unbundled network platform provisions of the Telecommunications Act of 1996 as well as special access services. The agreements, which expire in 2013, require certain minimum purchase obligations. We are currently operating under an extension of the Verizon commercial agreement while we negotiate a new multi-year arrangement. The future obligations under this agreement are $1,563 for the year ending December 31, 2013. As part of the capital lease and communications commitments, we incurred costs of $60,330, $64,718, and $70,945 during the years ended December 31, 2012, 2011 and 2010, respectively.

Unaudited Quarterly Results of Operations	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Unaudited Quarterly Results of Operations
Unaudited Quarterly Results of Operations
The following are the unaudited quarterly results of operations for the years ended December 31, 2012 and 2011, including the revisions to prior periods as mentioned in Note 4. We believe that the following information reflects all normal recurring adjustments necessary for a fair presentation of the information for the period presented. The operating results for any quarter are not necessarily indicative of full year results.

	2012 (as reported herein)
	March 31,	June 30,	September 30,	December 31,
Revenues	$88,529	$86,874	$82,657	$82,847
Cost of revenues	42,764	40,526	40,753	40,189
Income from operations	4,954	1,923	(1,466)	4,105
Reorganization items	—	—	(1,428)	(6,987)
Net loss	(4,973)	(8,071)	(12,703)	(9,526)

	2012 (as previously reported)
	March 31,	June 30,	September 30,
Revenues	$88,548	$86,899	$82,587
Cost of revenues	43,052	40,814	40,753
Income from operations	4,582	1,557	(1,639)
Reorganization items	—	—	(1,428)
Net loss	(5,345)	(8,437)	(12,876)

	2011 (as reported herein)
	March 31,	June 30,	September 30,	December 31,
Revenues	$98,402	$95,379	$93,495	$90,713
Cost of revenues	45,785	44,976	43,801	43,730
Income from operations	8,221	7,639	5,780	5,551
Net loss	(1,848)	(2,096)	(4,208)	(4,052)

	2011 (as previously reported)
	March 31,	June 30,	September 30,	December 31,
Revenues	$98,419	$95,537	$93,444	$90,754
Cost of revenues	45,837	45,028	43,853	43,782
Income from operations	8,031	7,709	6,290	5,511
Net loss	(2,038)	(2,026)	(3,699)	(4,093)

Schedule II - Valuation and Qualifying Accounts Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
BROADVIEW NETWORKS HOLDINGS, INC. AND SUBSIDIARIES

	Balance at Beginning of Period	Charges to Expenses	Other Accounts	Deductions (a)	Balance at End of Period
Allowance for uncollectible accounts receivable:
Year Ended December 31, 2010	$7,942	$5,100	$1,922	$(4,300)	$10,664
Year Ended December 31, 2011	10,664	2,335	1,741	(204)	14,536
Year Ended December 31, 2012	14,536	1,289	1,627	(9,992)	7,460
Valuation allowance for deferred tax assets:
Year Ended December 31, 2010	$79,312	$—	$7,948	$—	$87,260
Year Ended December 31, 2011	87,260	—	5,206	—	92,466
Year Ended December 31, 2012	92,466		(20,489)		71,977

(a)	Allowance for Uncollectible Accounts Receivable includes amounts written off as uncollectible.

Significant Accounting Policies Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Commitments and Contingencies, Policy [Policy Text Block]
Disputes
The Company accounts for disputed billings from carriers based on the estimated settlement amount of disputed balances. The estimate is based on a number of factors including historical results of prior dispute settlements with the carriers and is periodically reviewed by management to reassess the likelihood of success. Actual settlements may differ from estimated amounts (see Note 16).

Advertising Costs, Policy [Policy Text Block]
Advertising
The Company expenses advertising costs in the period incurred and these amounts are included in selling, general and administrative expenses. Advertising expenses totaled $2,690, $1,728 and $1,713 for the years ended December 31, 2012, 2011 and 2010, respectively.

Receivables, Policy [Policy Text Block]
Accounts receivable are reported at their outstanding unpaid principal balances reduced by an allowance for doubtful accounts. The Company estimates doubtful accounts based on historical bad debts, factors related to the specific customers’ ability to pay, percentages of aged receivables and current economic trends. Allowances for doubtful accounts are recorded as selling, general and administrative expenses. The Company writes off accounts deemed uncollectible after efforts to collect such accounts are not successful. The Company also requires security deposits in the normal course of business if customers do not meet the criteria established for offering credit.

Cost of Sales, Policy [Policy Text Block]
Cost of Revenues
Cost of revenues include direct costs of sales and network costs. Direct costs of sales include the costs incurred with telecommunication carriers to render services to customers. Network costs include the costs of fiber and access, points of presence, repairs and maintenance, rent and utilities of the switch locations, Internet data network, as well as salaries and related expenses of network personnel. Network costs are recognized during the month in which the service is utilized. The Company accrues for network costs incurred but not billed by carriers.

Basis of Presentation and Significant Accounting Policies [Text Block]
Basis of Presentation
The consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All significant intercompany transactions have been eliminated in consolidation. The Company has evaluated the impact of subsequent events through March 15, 2013.

Use of Estimates, Policy [Policy Text Block]
Use of Estimates
The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Management periodically reviews such estimates and assumptions as circumstances dictate. Actual results could differ from those estimates.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments
The Company measures and discloses the fair value of financial assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosures ("ASC 820"), which defines fair value, establishes a framework for measuring fair value, and requires certain disclosures about fair value measurements.
ASC 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy, which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. ASC 820 describes three levels of inputs that may be used to measure fair value:

•	Level 1 - Quoted prices in active markets for identical assets or liabilities.

•
Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•
Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition
The Company’s revenue is derived primarily from the sale of telecommunication services, consisting of local and long distance voice services, Internet, and data services to commercial and residential customers in the northeast United States. In addition, the Company offers certain services on a nationwide basis.
Subscriber usage fees consist of fees paid by customers for each call made, access fees paid by carriers for long distance calls that the Company originates and terminates, and fees paid by the incumbent carriers as reciprocal compensation when the Company terminates local calls made by their customers. Revenue related to usage fees is recognized when the service is provided. Usage fees are billed in arrears. The Company’s ability to generate access fee revenue, including reciprocal compensation revenue, is subject to numerous regulatory and legal proceedings. Until these proceedings are ultimately resolved, the Company’s policy is to recognize access fee revenue, including reciprocal compensation revenue, only when it is concluded that realization of that revenue is reasonably assured.
Monthly recurring fees include the fees paid for lines in service and additional features on those lines. Monthly recurring fees are paid by end-user customers and are primarily billed in advance. This revenue is recognized during the period in which it is earned.

3. Significant Accounting Policies (continued)
Revenue for charges that are billed in advance of services being rendered is deferred. Services rendered for which the customer has not been billed are recorded as unbilled revenues until the period such billings are provided. Cable and wiring revenues are recognized when the Company provides the services. Revenue from carrier interconnection and access is recognized in the month in which service is provided at the amount we expect to realize in cash, based on estimates of disputed amounts and collectibility.
The Company also derives revenue from non-recurring service activation and installation charges imposed on customers at the time a service is installed. Such charges become payable by the Company’s customers at the time service is initiated. Revenue and direct costs related to up-front service activation and installation fees are deferred and amortized over the average customer life of four years.
Arrangements with multiple deliverables are accounted for in accordance with ASC 605-25, Multiple-Element Arrangements. ASC 605-25 provides additional guidance on revenue recognition for transactions that may involve the delivery or performance of multiple products, services or rights to use assets, and performance that may occur at different points in time or over different periods. Arrangements with multiple deliverables are reviewed and the elements separated into units of accounting under the provisions of ASC 605-25, with the total consideration received allocated over the relative fair value of the units of accounting. Revenue is recognized as the elements are delivered, assuming all other conditions for recognition of revenue described above have been met.
The Company reports taxes imposed by governmental authorities on revenue-producing transactions between us and our customers on a net basis.
Unbilled revenue included in accounts receivable represents revenue for earned services, which was billed in the succeeding month and totaled $2,481 and $4,512 as of December 31, 2012 and 2011, respectively.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents. The Company’s cash and cash equivalents are being held in several large financial institution, which are members of the FDIC, although most of our balances do exceed the FDIC insurance limits.

Marketable Securities, Policy [Policy Text Block]
Investment Securities
Investment securities represented the Company’s investment in short-term U.S. Treasury notes. The Company’s primary objectives for purchasing these investment securities were liquidity and safety of principal. The Company considered these investment securities to be available-for-sale. Accordingly, these investments were recorded at their fair value of $13,567 as of December 31, 2011. During the year ended December 31, 2012, the Company fully redeemed the investment securities. The fair value of these investment securities was based on publicly quoted market prices, which are Level 1 inputs under the fair value hierarchy. The cost of these investment securities approximated their fair value at December 31, 2011. During the year ended December 31, 2012 and 2011, the Company purchased $41,034 and $49,248 and sold $54,601 and $49,240, respectively, of U.S. Treasury notes. All unrealized and realized gains are determined by specific identification.

Inventory, Policy [Policy Text Block]
Inventory
Inventory consists primarily of equipment and supplies used in connection with installing phone systems to new and existing customers’ locations. The cost of inventory comprises the purchase and other costs incurred in bringing the inventories to their present location. The cost of inventory is determined using the weighted average method. There are no estimated losses due to obsolescence due to the short period of time between the purchase of the equipment and the installation to the customer.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment
Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. The estimated useful life is three years for computer equipment, five years for furniture and fixtures, four years for vehicles, and generally seven years for network equipment. Leasehold improvements are amortized on a straight-line basis over the shorter of their estimated useful lives or the related lease term. Capitalized software costs and customer premise equipment are amortized on a straight-line basis over the estimated useful life of two years. Construction in progress includes amounts incurred in the Company’s expansion of its network. The amounts include switching and colocation equipment, switching and colocation facilities design and colocation fees. The Company has not capitalized interest to date since the construction period has been short in duration and the related imputed interest expense incurred during that period was insignificant. When construction of each switch or colocation facility is completed, the balance of the assets is transferred to network equipment and depreciated in accordance with the Company’s policy. Internal labor costs capitalized in connection with expanding our network are also amortized over seven years. Maintenance and repairs are expensed as incurred.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-Lived Assets
Long-lived assets, including amortizable intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate, in management’s judgment, that the carrying amount of an asset (or asset group) may not be recoverable. In analyzing potential impairments, projections of future cash flows from the asset group are used to estimate fair value. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the asset group, a loss is recognized for the difference between the estimated fair value and carrying value of the asset group.

Goodwill and Intangible Assets, Policy [Policy Text Block]
Goodwill
Goodwill is the excess of the purchase price over the fair value of net assets acquired in business combinations accounted for as purchases. The Company evaluates its goodwill for impairment annually on or about October 1 or when events and circumstances warrant such review. Impairment charges, if any, are charged to operating expenses. There were no impairment charges recorded during 2012. The recoverability of goodwill is assessed at a reporting unit level, which is the lowest asset group level for which identifiable cash flows are largely independent of the cash flows of other asset groups, and is based on projections of discounted cash flows (income approach) and the fair value of comparable telecommunication companies (market approach). The Company has one reporting unit. The Company has the option to first assess qualitative factors to determine whether it is more likely than not that the fair value of the reporting unit is less than its carrying value as a basis for determining whether it is necessary to perform the two-step impairment test. The projections of future operating cash flow necessary to conduct the impairment review, are based on assumptions, judgments and estimates of growth rates, anticipated future economic, regulatory and political conditions, the assignment of discount rates relative to risk and estimates of a terminal value. We believe these assumptions and estimates provide a reasonable basis for our conclusion. The fair value determinations derived in connection with the impairment analysis contains many inputs, noted above, that would be considered Level 3 in the fair value hierarchy.

Third Party Conversion Costs [Policy Text Block]
Third Party Conversion Costs
The Company currently capitalizes third party conversion costs incurred to provision customers to its network as part of property and equipment. These costs include external vendor charges and costs incurred internally. The Company amortizes conversion costs over four years.

Debt, Policy [Policy Text Block]
Debt Issuance Costs
The costs related to the issuance of long-term debt are deferred and amortized into interest expense, using the effective interest method, over the life of each debt issuance. As of December 31, 2012, all deferred issuance costs associated with previous debt financings were expensed. Financing costs associated with the reorganization were expensed as incurred in accordance with ASC 852.

Income Tax, Policy [Policy Text Block]
Income Taxes
The Company recognizes deferred income taxes using the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred income taxes are recognized for differences between the financial reporting and tax bases of assets and liabilities at enacted statutory tax rates in effect for the years in which the differences are expected to reverse. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. In addition, valuation allowances are established when necessary to reduce deferred tax assets to the amounts expected to be realized.

Income Tax Uncertainties, Policy [Policy Text Block]
Uncertainty in Income Taxes
The Company uses a two-step approach for recognizing and measuring tax benefits taken or expected to be taken in a tax return and disclosures regarding uncertainties in income tax positions. Only tax positions that meet the more likely than not recognition threshold at the reporting date may be recognized. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense.
The Company has analyzed the tax positions taken on federal and state income tax returns for all open tax years, and has concluded that no provision for uncertain income tax positions are required in the Company’s financial statements as of December 31, 2012 and 2011. The Company currently has no federal or state tax examinations in progress. As a result of the applicable statutes of limitations, the Company’s federal and state income tax returns for tax years before December 31, 2008 are no longer subject to examination by the Internal Revenue Service and state departments of revenue.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation
The Company records compensation expense associated with stock options and other forms of equity compensation based on the estimated fair value at the grant-date. The Company uses the Black-Scholes-Merton option-pricing model to determine the fair value of stock-based awards.
There was no compensation expense for stock options recorded during 2012 or 2011. Compensation expense for stock options for the year ended December 31, 2010 was $59.

Research, Development, and Computer Software, Policy [Policy Text Block]
Software Development Costs
The Company capitalizes the cost of internal use software. Costs incurred during the preliminary stage are expensed as incurred while costs incurred during the application stage are capitalized. The latter costs are typically internal payroll costs of employees associated with the development of internal use computer software. The Company commences amortization of the software on a straight-line basis over the estimated useful life of two years, when it is ready for its intended use. The Company incurred software development expenses of $807, $1,121 and $1,334 for the years ended December 31, 2012, 2011 and 2010, respectively.
During the years ended December 31, 2012, 2011 and 2010, the Company capitalized approximately $2,927, $2,798 and $2,820 of software development costs, respectively, which are included in property and equipment. Amortization expense related to these assets was approximately $2,839, $2,745 and $2,741 for the years ended December 31, 2012, 2011 and 2010, respectively. The unamortized balance of capitalized software development costs as of December 31, 2012 and 2011 is $2,881 and $2,793 respectively.

Significant Vendor Policy [Policy Text Block]
Significant Vendor
The Company purchased approximately 67% and 68% of its telecommunication services from one vendor during the years ended December 31, 2012 and 2011, respectively. Accounts payable in the accompanying consolidated balance sheets include approximately $3,209 and $6,646 as of December 31, 2012 and 2011, respectively, due to this vendor.

Revisions to Prior Period Financial Statements Revisions to Prior Period Financial Statements (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Changes and Error Corrections [Abstract]
Schedule of Prior Period Adjustments

Statement of cash flows data	Year ended December 31,
	2011
	As Previously Reported	Correction	As Presented Herein
Cash provided by operating activities	$27,751	$156	$27,907
Cash used in investing activities	(29,644)	(156)	(29,800)

	Year ended December 31,
	2011			2010
Statement of operations data	As Previously Reported	Correction	As presented Herein	As Previously Reported	Correction	As presented Herein
Revenues	$378,154	$(165)	$377,989	$407,704	$36	$407,740
Cost of revenues	178,500	(208)	178,292	193,860	(18)	193,842
Selling, general and administrative	132,460	537	132,997	148,917	328	149,245
Depreciation and amortization	39,653	(145)	39,508	44,085	(147)	43,938
Total operating expenses	350,613	184	350,797	386,862	163	387,025
Income from operations	27,541	(349)	27,192	20,842	(127)	20,715
Loss before provision for income taxes	(10,508)	(349)	(10,857)	(17,464)	(127)	(17,591)
Net loss	$(11,855)	$(349)	$(12,204)	$(18,752)	$(127)	$(18,879)

	December 31, 2009
Stockholders’ equity data	As Previously Reported	Correction	As Presented Herein
Accumulated deficit	$(219,836)	$(4,007)	$(223,843)
Total stockholders’ equity	(79,146)	(4,007)	(83,153)

	December 31, 2011
Balance sheet data	As Previously Reported	Correction	As presented Herein
Accounts receivable	$33,132	$123	$33,255
Other current assets	9,877	(163)	9,714
Total current assets	81,896	(40)	81,856
Property and equipment	80,593	(105)	80,488
Total assets	276,733	(145)	276,588
Deferred revenues	8,045	3,010	11,055
Accrued expenses and other current liabilities	29,055	576	29,631
Total current liabilities	372,929	3,586	376,515
Deferred rent payable	3,775	752	4,527
Total liabilities	386,427	4,338	390,765
Accumulated deficit	(250,443)	(4,483)	(254,926)
Total liabilities and equity	$276,733	$(145)	$276,588

Other Assets Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Other current assets consist of the following at December 31:

	December 31,
	2012	2011
Deferred carrier charges	$2,817	$5,319
Prepaid expenses	2,173	1,569
Inventory	2,211	404
Other	2,099	2,422
Total other current assets	$9,300	$9,714

Schedule of Other Assets, Noncurrent [Table Text Block]
Other non-current assets consist of the following at December 31:

	December 31,
	2012	2011
Deferred financing costs	$—	$3,450
Lease security and carrier deposits	3,134	1,897
Other	745	912
Total other non-current assets	$3,879	$6,259

Property and Equipment Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment, at cost, consists of the following at December 31:

	December 31,
	2012	2011
Network equipment	$222,309	$204,840
Computer and office equipment	21,243	21,060
Capitalized software costs	8,736	5,847
Furniture and fixtures and other	8,714	9,370
Leasehold improvements	6,913	6,768
	267,915	247,885
Less accumulated depreciation and amortization	(199,534)	(167,397)
	$68,381	$80,488

Identifiable Intangible Assets and Goodwill Intangible Asset (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets by Major Class [Table Text Block]
The components of intangible assets at December 31 are as follows:

	December 31,
	2012			2011
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	50,400	(44,139)	6,261	50,400	(40,653)	9,747
	50,400	(44,139)	6,261	50,400	(40,653)	9,747
Future projected amortization expense for the years ending December 31 is as follows:

2013	$2,194
2014	1,569
2015	1,123
2016	802
2017	573

$6,261

Accrued Expenses and Other Liabilities Accured Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consist of the following at December 31:

	December 31,
	2012	2011
Recurring network costs	$3,739	$7,157
Recurring operating accruals	10,007	5,071
Accrued interest	2,075	11,473
Payroll-related liabilities	2,742	4,312
Other	1,798	1,618
Total accrued expenses and other current liabilities	$20,361	$29,631

Accrued Expenses and Other Current Liabilities [Table Text Block]
Accrued expenses and other current liabilities consist of the following at December 31:

	December 31,
	2012	2011
Recurring network costs	$3,739	$7,157
Recurring operating accruals	10,007	5,071
Accrued interest	2,075	11,473
Payroll-related liabilities	2,742	4,312
Other	1,798	1,618
Total accrued expenses and other current liabilities	$20,361	$29,631

Obligations Under Capital and Operating Leases Obligations Under Capital and Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The future minimum lease payments under all capital leases at December 31, 2012 are as follows:

2013	$2,139
2014	965
2015	121
2016	38
2017	22
3,285
Less amounts representing interest	(387)
2,898
Less current portion	(1,818)
Capital lease obligations, net of current portion	$1,080

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	December 31, 2012 are as follows:

2013	$7,377
2014	7,170
2015	6,764
2016	6,768
2017	6,801
Thereafter	23,840

Total minimum lease payments	$58,720

Debt Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Debt Redemption Rates
The Company may redeem the New Notes, at its option, in whole or in part at any time prior to November 15, 2017, upon not less than 30 days' or more than 60 days' notice, at the following redemption prices (expressed as percentages of the principal amount thereof) set forth below:

Year	Percentage
Prior to six months following the Issue Date	100%
Six months to 18 months following the Issue Date	105%
18 months to 30 months following the Issue Date	104%
30 months to 42 months following the Issue Date	103%
42 months to 54 months following the Issue Date	102%
54 months to 60 months following the Issue Date	100%

Income Taxes Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The components of the provision for income taxes for the years ended December 31, 2012, 2011 and 2010 consist of the following:

	Year Ended December 31,
	2012	2011	2010
Current:
Federal	$—	$—	$45
State	193	324	274
Foreign	62	54	—
	255	378	319
Deferred:
Federal	843	843	843
State	126	126	126
	969	969	969
	$1,224	$1,347	$1,288

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The following table shows the principal reasons for the difference between the effective income tax rate and the statutory federal income tax rate during the years ended December 31, 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State income tax, net of federal tax benefits	(0.6)%	(2.7)%	(1.5)%
Permanent items	(7.2)%	(0.7)%	(0.8)%
Valuation allowance	(30.8)%	(44.0)%	(40.0)%
Effective income tax rate	(3.6)%	(12.4)%	(7.3)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
December 31, 2012 and 2011:

	December 31,
	2012	2011
Deferred tax assets:
Current
Accounts receivable	$5,016	$7,382
Deferred revenue	4,042	4,625
Other	403	325

Total deferred tax assets-current	9,461	12,332
Noncurrent
Net operating loss carry forwards	59,559	78,504
Customer lists	6,545	7,215
Trademark	1,562	1,741
Other	4,156	4,818
Total deferred tax assets-noncurrent	71,822	92,278

Total deferred tax assets	$81,283	$104,610
Deferred tax liabilities:
Current:
Other Current Liabilities	231	249
Total Deferred tax liabilities - Current	231	249
Noncurrent
Customer Lists	$2,395	$3,568
Other Non-current liabilities	90	775
Goodwill	5,948	4,979
Accelerated Depreciation	6,590	7,552

Total deferred tax liabilities-noncurrent	$15,023	$16,874
Net deferred tax assets — current:
Total Deferred tax assets-Current	$9,461	$12,332
Total Deferred tax liabilities - Current	231	249
Valuation allowance	(9,230)	(12,083)

Net current deferred tax assets	$—	$—
Net deferred tax liabilities — noncurrent:
Deferred tax assets-noncurrent	$71,822	$92,278
Deferred tax liabilities-noncurrent	15,023	16,874
Valuation allowance	(62,747)	(80,383)

Net noncurrent deferred tax liabilities	$(5,948)	$(4,979)

Unaudited Quarterly Results of Operations Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following are the unaudited quarterly results of operations for the years ended December 31, 2012 and 2011, including the revisions to prior periods as mentioned in Note 4. We believe that the following information reflects all normal recurring adjustments necessary for a fair presentation of the information for the period presented. The operating results for any quarter are not necessarily indicative of full year results.

	2012 (as reported herein)
	March 31,	June 30,	September 30,	December 31,
Revenues	$88,529	$86,874	$82,657	$82,847
Cost of revenues	42,764	40,526	40,753	40,189
Income from operations	4,954	1,923	(1,466)	4,105
Reorganization items	—	—	(1,428)	(6,987)
Net loss	(4,973)	(8,071)	(12,703)	(9,526)

	2012 (as previously reported)
	March 31,	June 30,	September 30,
Revenues	$88,548	$86,899	$82,587
Cost of revenues	43,052	40,814	40,753
Income from operations	4,582	1,557	(1,639)
Reorganization items	—	—	(1,428)
Net loss	(5,345)	(8,437)	(12,876)

	2011 (as reported herein)
	March 31,	June 30,	September 30,	December 31,
Revenues	$98,402	$95,379	$93,495	$90,713
Cost of revenues	45,785	44,976	43,801	43,730
Income from operations	8,221	7,639	5,780	5,551
Net loss	(1,848)	(2,096)	(4,208)	(4,052)

	2011 (as previously reported)
	March 31,	June 30,	September 30,	December 31,
Revenues	$98,419	$95,537	$93,444	$90,754
Cost of revenues	45,837	45,028	43,853	43,782
Income from operations	8,031	7,709	6,290	5,511
Net loss	(2,038)	(2,026)	(3,699)	(4,093)

Organization and Description of Business Orgainzation and Description of Business (Details)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of Reportable Segments	1

Voluntary Reorganization Under Chapter 11 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended					0 Months Ended						0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 22, 2012	Dec. 31, 2012 Debtor Reorganization Items Amount Paid [Member]	Dec. 31, 2012 Debtor Reorganization Items Amount Accrued [Member]	Nov. 13, 2012 Support Agreement [Member]	Nov. 13, 2012 Noteholders [Member] Support Agreement [Member]	Oct. 03, 2012 Noteholders [Member] Support Agreement [Member]	Nov. 13, 2012 Preferred Stockholders [Member] Support Agreement [Member]	Nov. 13, 2012 Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member] Support Agreement [Member]	Nov. 13, 2012 Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member] Preferred Stockholders [Member] Support Agreement [Member]	Oct. 03, 2012 Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member] Preferred Stockholders [Member] Support Agreement [Member]	Nov. 13, 2012 Exit Facility [Member] Support Agreement [Member]	Aug. 22, 2012 Debtor in Possession Financing [Member]	Nov. 13, 2012 Debtor in Possession Financing [Member] Support Agreement [Member]
Fresh-Start Adjustment [Line Items]
Common Stock, Shares Authorized							19,000,000
Preferred Stock, Shares Authorized							1,000,000
Restructuring Plan, Percentage of Outstanding Common Stock Committed to Counterparty								97.50%		2.50%
Issuance of senior secured notes	$ 150,000	$ 0	$ 0									$ 150,000	$ 150,000
Debt instrument, stated interest rate percentage									11.38%		10.50%	10.50%
Restructuring Plan, Warrants, Term										8 years
Restructuring Plan, Warrants, Percentage of Common Stock Outstanding Subject to Warrants										15.00%
Line of Credit Facility, Maximum Borrowing Capacity														25,000
Repayments of Debt																15,900
Cancellation of 11 3/8% senior secured notes and accrued interest theron in connection with reorganization	316,209	0	0								316,209
Investment securities	0	13,567		13,898											13,898
Debtor Reorganization Items, Legal and Advisory Professional Fees	$ 8,415				$ 5,550	$ 2,865
Business Acquisition, Percentage of Voting Interests Acquired	50.00%

Significant Accounting Policies Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 22, 2012	Dec. 31, 2009	Dec. 31, 2008
Share-based Compensation	$ 0	$ 0	$ 59
Significant Vendor, percentage	67.00%	68.00%
Capitalized Software Development Costs for Software Sold to Customers	807	1,121	1,334
Significant Vendor	3,209	7
Cash and Cash Equivalents	9,736	22,924	25,204		25,204	21,975
Unbilled Receivables, Current	2,481	4,512
Investment securities	0	13,567		13,898
Sales of investment securities	54,601	49,240	126,334
Capitalized Computer Software, Additions	2,927	2,798	2,820
Capitalized Computer Software, Amortization	(2,839)	(2,745)	(2,741)
Capitalized Computer Software, Net	2,881	2,793
Advertising Expense	2,690	1,728	1,713
Categories of Investments, Marketable Securities, Available-for-sale Securities [Member] | US Treasury Securities [Member]
Fair Value, Recurring Basis, Asset, Purchases	41,034	49,248
Fair Value, Recurring Basis, Asset, Sales	$ 54,601	$ 49,240
3570 Computer and office Equipment [Member]
Property, Plant and Equipment, Useful Life, Average	3
Furniture and Fixtures [Member]
Property, Plant and Equipment, Useful Life, Average	5
Vehicles [Member]
Property, Plant and Equipment, Useful Life, Average	4
Machinery and Equipment [Member]
Property, Plant and Equipment, Useful Life, Average	7
Software and Software Development Costs [Member]
Property, Plant and Equipment, Useful Life, Average	2

Revisions to Prior Period Financial Statements Revisions to Prior Period Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Balance sheet data
Accounts receivable	$ 28,811				$ 33,255				$ 28,811	$ 33,255
Other current assets	9,300				9,714				9,300	9,714
Total current assets	49,652				81,856				49,652	81,856
Property and equipment	68,381				80,488				68,381	80,488
Total assets	226,411				276,588				226,411	276,588
Deferred revenues	10,567				11,055				10,567	11,055
Accrued expenses and other current liabilities	20,361				29,631				20,361	29,631
Total current liabilities	45,999				376,515				45,999	376,515
Deferred rent payable	4,822				4,527				4,822	4,527
Total liabilities	209,718				390,765				209,718	390,765
Accumulated deficit	(290,199)				(254,926)				(290,199)	(254,926)		(223,843)
Total liabilities and equity	226,411				276,588				226,411	276,588
Statement of operations data
Revenues	(82,847)	(82,657)	(86,874)	(88,529)	(90,713)	(93,495)	(95,379)	(98,402)	(340,907)	(377,989)	(407,740)
Cost of revenues									164,232	178,292	193,842
Selling, general and administrative									130,777	132,997	149,245
Depreciation and amortization									36,382	39,508	43,938
Total operating expenses									331,391	350,797	387,025
Income from operations	4,105	(1,466)	1,923	4,954	5,551	5,780	7,639	8,221	9,516	27,192	20,715
Loss before provision for income taxes									(34,049)	(10,857)	(17,591)
Net loss	(9,526)	(12,703)	(8,071)	(4,973)	(4,052)	(4,208)	(2,096)	(1,848)	(35,273)	(12,204)	(18,879)
Statement of cash flows data
Cash provided by operating activities									12,760	27,907	30,369
Cash used in investing activities									(6,631)	(29,800)	(20,886)
Stockholders’ equity data
Accumulated deficit	(290,199)				(254,926)				(290,199)	(254,926)		(223,843)
Total stockholders’ equity (deficit)	16,693				(114,177)				16,693	(114,177)		(83,153)
As Previously Reported [Member]
Balance sheet data
Accounts receivable					33,132					33,132
Other current assets					9,877					9,877
Total current assets					81,896					81,896
Property and equipment					80,593					80,593
Total assets					276,733					276,733
Deferred revenues					8,045					8,045
Accrued expenses and other current liabilities					29,055					29,055
Total current liabilities					372,929					372,929
Deferred rent payable					3,775					3,775
Total liabilities					386,427					386,427
Accumulated deficit					(250,443)					(250,443)		(219,836)
Total liabilities and equity					276,733					276,733
Statement of operations data
Revenues		(82,587)	(86,899)	(88,548)	(90,754)	(93,444)	(95,537)	(98,419)		(378,154)	(407,704)
Cost of revenues										178,500	193,860
Selling, general and administrative										132,460	148,917
Depreciation and amortization										39,653	44,085
Total operating expenses										350,613	386,862
Income from operations		(1,639)	1,557	4,582	5,511	6,290	7,709	8,031		27,541	20,842
Loss before provision for income taxes										(10,508)	(17,464)
Net loss		(12,876)	(8,437)	(5,345)	(4,093)	(3,699)	(2,026)	(2,038)		(11,855)	(18,752)
Statement of cash flows data
Cash provided by operating activities										27,751
Cash used in investing activities										(29,644)
Stockholders’ equity data
Accumulated deficit					(250,443)					(250,443)		(219,836)
Total stockholders’ equity (deficit)												(79,146)
Correction [Member]
Balance sheet data
Accounts receivable					123					123
Other current assets					(163)					(163)
Total current assets					(40)					(40)
Property and equipment					(105)					(105)
Total assets					(145)					(145)
Deferred revenues					3,010					3,010
Accrued expenses and other current liabilities					576					576
Total current liabilities					3,586					3,586
Deferred rent payable					752					752
Total liabilities					4,338					4,338
Accumulated deficit					(4,483)					(4,483)		(4,007)
Total liabilities and equity					(145)					(145)
Statement of operations data
Revenues										165	(36)
Cost of revenues										(208)	(18)
Selling, general and administrative										537	328
Depreciation and amortization										(145)	(147)
Total operating expenses										184	163
Income from operations										(349)	(127)
Loss before provision for income taxes										(349)	(127)
Net loss										(349)	(127)
Statement of cash flows data
Cash provided by operating activities										156
Cash used in investing activities										(156)
Stockholders’ equity data
Accumulated deficit					(4,483)					(4,483)		(4,007)
Total stockholders’ equity (deficit)												$ (4,007)

Other Assets Other Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Carrier Charges	$ 2,817	$ 5,319
Prepaid Expense, Current	2,173	1,569
Inventory, Net	2,211	404
Other Assets, Miscellaneous, Current	2,099	2,422
Other current assets	9,300	9,714
Deferred Finance Costs, Noncurrent, Net	0	3,450
Security Deposit	3,134	1,897
Other Assets, Miscellaneous, Noncurrent	745	912
Other Assets, Noncurrent	3,879	6,259
Costs Incurred, Deferred Financing Costs	500	134
Amortization of Financing Costs	2,320	2,706	2,660
Debtor Reorganization Items, Write-off of Deferred Financing Costs and Debt Discounts	$ 1,630	$ 0	$ 0

Property and Equipment Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 267,915	$ 247,885
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(199,534)	(167,397)
Property and equipment	68,381	80,488
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	222,309	204,840
3570 Computer and office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	21,243	21,060
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,736	5,847
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,714	9,370
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	6,913	6,768
Capital Leases Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Property and equipment	5,718	8,215
Capital Lease Obligations [Member]
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 11,347	$ 9,181

Identifiable Intangible Assets and Goodwill Intangible Assets (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 50,400	$ 50,400
Intangible asset accumulated amortization	(44,139)	(40,653)
Finite-Lived Intangible Assets, Net	6,261	9,747
Amortization of Intangible Assets	3,486	5,306	12,431
Future Amortization Expense, Year One	2,194
Future Amortization Expense, Year Two	1,569
Future Amortization Expense, Year Three	1,123
Future Amortization Expense, Year Four	802
Future Amortization Expense, Year Five	573
Finite-Lived Intangible Assets, Future Amortization Expense	6,261
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	50,400	50,400
Intangible asset accumulated amortization	(44,139)	(40,653)
Finite-Lived Intangible Assets, Net	6,261	9,747
Write-off of accumulated amortization			21,412
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Write-off of accumulated amortization		$ 4,400	$ 3,000

Accrued Expenses and Other Liabilities Accrued Expenses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued Liabilities, Current	$ 20,361	$ 29,631
Recurring Network Costs [Member]
Accrued Liabilities, Current	3,739	7,157
Recurring Operating Accruals [Member]
Accrued Liabilities, Current	10,007	5,071
Accrued Interest [Member]
Accrued Liabilities, Current	2,075	11,473
Payroll-Related Liabilities [Member]
Accrued Liabilities, Current	2,742	4,312
Other Current Liabilities [Member]
Accrued Liabilities, Current	$ 1,798	$ 1,618

Obligations Under Capital and Operating Leases Obligations Under Capital and Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Leases [Abstract]
Capital lease facility, maximum borrowing capacity	$ 5,000
Operating Leases, Future Minimum Payments Due, Current	2,139
Operating Leases, Future Minimum Payments, Due in Two Years	965
Operating Leases, Future Minimum Payments, Due in Three Years	121
Operating Leases, Future Minimum Payments, Due in Four Years	38
Operating Leases, Future Minimum Payments, Due in Five Years	22
Capital Leases, Future Minimum Payments Due	3,285
Capital Leases, Interest Included in Payments	(387)
Capital Lease Obligations	2,898
Capital Lease Obligations, Current	(1,818)	(1,867)
Capital Lease Obligations, Noncurrent	1,080	2,726
Operating Leases, Future Minimum Payments Due, Current	7,377
Operating Leases, Future Minimum Payments, Due in Two Years	7,170
Operating Leases, Future Minimum Payments, Due in Three Years	6,764
Operating Leases, Future Minimum Payments, Due in Four Years	6,768
Operating Leases, Future Minimum Payments, Due in Five Years	6,801
Operating Leases, Future Minimum Payments, Due Thereafter	23,840
Operating Leases, Future Minimum Payments Due	58,720
Operating Leases, Rent Expense, Net	$ 8,179	$ 8,012	$ 11,613

Debt Debt (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						0 Months Ended			12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Aug. 22, 2012	Jul. 20, 2012	May 14, 2007 Senior Secured Notes, 11.375% Due 2009 [Member]	Oct. 03, 2012 Senior Secured Notes, 11.375% Due 2009 [Member]	Aug. 23, 2006 Senior Secured Notes, 11.375% Due 2009 [Member]	Dec. 31, 2012 Debtor in Possession Financing [Member]	Aug. 22, 2012 Debtor in Possession Financing [Member]	Nov. 13, 2012 Support Agreement [Member] Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member]	Dec. 31, 2012 Support Agreement [Member] Exit Facility [Member]	Nov. 13, 2012 Support Agreement [Member] Exit Facility [Member]	Nov. 13, 2012 Noteholders [Member] Support Agreement [Member]	Oct. 03, 2012 Noteholders [Member] Support Agreement [Member]	Nov. 13, 2012 Preferred Stockholders [Member] Support Agreement [Member]	Nov. 13, 2012 Preferred Stockholders [Member] Support Agreement [Member] Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member]	Oct. 03, 2012 Preferred Stockholders [Member] Support Agreement [Member] Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member]
Debt Instrument [Line Items]
Cancellation of 11 3/8% senior secured notes and accrued interest theron in connection with reorganization	$ 316,209	$ 0	$ 0									$ 316,209
Restructuring Plan, Percentage of Outstanding Common Stock Committed to Counterparty															97.50%		2.50%
Issuance of senior secured notes	150,000	0	0						210,000									150,000	150,000
Debt instrument, stated interest rate percentage								11.38%				10.50%				11.38%		10.50%
Line of Credit Facility, Maximum Borrowing Capacity														25,000
Line of Credit Facility, Borrowing Base Limitation, Percentage of Eligible Receivables													85.00%
Proceeds from DIP Credit Facility											15,900
Investment securities	0	13,567			13,898						13,898
Debt Instrument, Fee Amount											125
Interest expense										241
Line of Credit Facility, Term				5 years
Line of Credit Facility, Extension, Increase in Margin Percentage						0.25%
Debt Instrument, Increase, Additional Borrowings							90,000
Debt Instrument, Issue Price as a Percentage of Principal							105.75%
Proceeds from Issuance of Long-term Debt							95,175
Debt Instrument, Unamortized Premium		840
Amortization of bond premium	$ 840	$ 1,146	$ 1,024

Debt Debt (Redemption Rates) (Details) (Senior Notes [Member], Senior Secured Notes, 10.5% Due 2017 [Member], Support Agreement [Member], Preferred Stockholders [Member])	12 Months Ended
Dec. 31, 2012
Minimum [Member]
Debt Instrument [Line Items]
Period to give notice for debt redemption	30 days
Maximum [Member]
Debt Instrument [Line Items]
Period to give notice for debt redemption	60 days
Prior to six months following the Issue Date
Debt Instrument [Line Items]
Debt redemption price as a percentage of principal	100.00%
Prior to six months following the Issue Date | Minimum [Member]
Debt Instrument [Line Items]
Debt redemption term	0 months
Prior to six months following the Issue Date | Maximum [Member]
Debt Instrument [Line Items]
Debt redemption term	6 months
Six months to 18 months following the Issue Date
Debt Instrument [Line Items]
Debt redemption price as a percentage of principal	105.00%
Six months to 18 months following the Issue Date | Minimum [Member]
Debt Instrument [Line Items]
Debt redemption term	6 months
Six months to 18 months following the Issue Date | Maximum [Member]
Debt Instrument [Line Items]
Debt redemption term	18 months
18 months to 30 months following the Issue Date
Debt Instrument [Line Items]
Debt redemption price as a percentage of principal	104.00%
18 months to 30 months following the Issue Date | Minimum [Member]
Debt Instrument [Line Items]
Debt redemption term	18 months
18 months to 30 months following the Issue Date | Maximum [Member]
Debt Instrument [Line Items]
Debt redemption term	30 months
30 months to 42 months following the Issue Date
Debt Instrument [Line Items]
Debt redemption price as a percentage of principal	103.00%
30 months to 42 months following the Issue Date | Minimum [Member]
Debt Instrument [Line Items]
Debt redemption term	30 months
30 months to 42 months following the Issue Date | Maximum [Member]
Debt Instrument [Line Items]
Debt redemption term	42 months
42 months to 54 months following the Issue Date
Debt Instrument [Line Items]
Debt redemption price as a percentage of principal	102.00%
42 months to 54 months following the Issue Date | Minimum [Member]
Debt Instrument [Line Items]
Debt redemption term	42 months
42 months to 54 months following the Issue Date | Maximum [Member]
Debt Instrument [Line Items]
Debt redemption term	54 months
54 months to 60 months following the Issue Date
Debt Instrument [Line Items]
Debt redemption price as a percentage of principal	100.00%
54 months to 60 months following the Issue Date | Minimum [Member]
Debt Instrument [Line Items]
Debt redemption term	54 months
54 months to 60 months following the Issue Date | Maximum [Member]
Debt Instrument [Line Items]
Debt redemption term	60 months

Shareholders' Equity (Deficiency) Shareholders' Equity (Deficiency) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended					0 Months Ended
	Dec. 31, 2012 Vote	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Restricted Stock Awards [Member]	Dec. 31, 2012 Series A-1 Warrants [Member]	Dec. 31, 2012 Series A-2 Warrants [Member]	Nov. 13, 2012 Support Agreement [Member]	Nov. 13, 2012 Noteholders [Member] Support Agreement [Member]	Nov. 13, 2012 Preferred Stockholders [Member] Support Agreement [Member]	Nov. 13, 2012 Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member] Preferred Stockholders [Member] Support Agreement [Member]	Oct. 03, 2012 Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member] Preferred Stockholders [Member] Support Agreement [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Dec. 31, 2010 Common Class A [Member]	Dec. 31, 2009 Common Class A [Member]	Dec. 31, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]	Dec. 31, 2010 Common Class B [Member]	Dec. 31, 2009 Common Class B [Member]	Dec. 31, 2010 Common Class B [Member] Restricted Stock Awards [Member]	Dec. 31, 2012 Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2010 Series A Preferred Stock [Member]	Dec. 31, 2009 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A-1 Preferred Stock [Member]	Dec. 31, 2011 Series A-1 Preferred Stock [Member]	Dec. 31, 2010 Series A-1 Preferred Stock [Member]	Dec. 31, 2009 Series A-1 Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2010 Series B Preferred Stock [Member]	Dec. 31, 2009 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B-1 Preferred Stock [Member]	Dec. 31, 2011 Series B-1 Preferred Stock [Member]	Dec. 31, 2010 Series B-1 Preferred Stock [Member]	Dec. 31, 2009 Series B-1 Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member]	Dec. 31, 2009 Series C Preferred Stock [Member]	Dec. 31, 2010 Series C Preferred Stock [Member] Restricted Stock Awards [Member]
Common Stock, Shares Authorized							19,000,000					19,000,000	0	80,000,000			0	10,000,000
Common Stock, Shares, Outstanding												9,999,945	0	9,333,680	9,333,680	9,333,680	0	360,050	360,050	360,050
Preferred Stock, Shares Authorized							1,000,000															1,000,000	0	0	89,526			0	105,000			0	93,180			0	86,000			0	52,332
Preferred Stock, Shares Outstanding																	0	360,050				0	0	0	87,254	87,254	87,254	0	100,702	100,702	100,702	0	91,187	91,187	91,187	0	64,633	64,633	64,633	0	14,402	14,402	14,402
Restructuring Plan, Percentage of Outstanding Common Stock Committed to Counterparty								97.50%	2.50%
Issuance of senior secured notes	$ 150,000	$ 0	$ 0							$ 150,000	$ 150,000
Restructuring Plan, Warrants, Term									8 years
Restructuring Plan, Warrants, Percentage of Common Stock Outstanding Subject to Warrants									15.00%
Stock compensation expense				$ 8
Number of votes per common share	1
Stock awards exercisable for capital stock					1,235,895	468,105															360,050																							14,402
Warrants, exercise price (per share)					17.14	19.65

Income Taxes Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Loss Carryforwards [Line Items]
Current Federal Tax Expense (Benefit)	$ 0	$ 0	$ 45
Current State and Local Tax Expense (Benefit)	193	324	274
Current Foreign Tax Expense (Benefit)	62	54	0
Income Taxes Paid	255	378	319
Deferred Federal Income Tax Expense (Benefit)	843	843	843
Deferred State and Local Income Tax Expense (Benefit)	126	126	126
Deferred income taxes	969	969	969
Income Tax Expense (Benefit)	1,224	1,347	1,288
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, State and Local Income Taxes	(0.60%)	(2.70%)	(1.50%)
Permanent Items	(7.20%)	(0.70%)	(0.80%)
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance	(30.80%)	(44.00%)	(40.00%)
Effective Income Tax Rate, Continuing Operations	(3.60%)	(12.40%)	(7.30%)
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Allowance for Doubtful Accounts	5,016	7,382
Deferred Tax Assets, Deferred Income	4,042	4,625
Deferred Tax Assets Other Current	403	325
Deferred Tax Assets, Net, Current	9,461	12,332
Operating Loss Carryforwards	59,559	78,504
Deferred Tax Assets Customer Lists	6,545	7,215
Deferred Tax Assets Trademark	1,562	1,741
Deferred Tax Assets Other Non-Current	4,156	4,818
Deferred Tax Assets, Net, Noncurrent	71,822	92,278
Deferred Tax Assets, Gross	81,283	104,610
Deferred Tax Liabilities, Other	231	249
Deferred Tax Liabilities, Current	231	249
Deferred Tax Liabilities Customer Lists	2,395	3,568
Deferred Tax Liabilities Other Non-Current Liabilities	90	775
Deferred Tax Liabilities, Goodwill and Intangible Assets, Goodwill	5,948	4,979
Deferred Tax Liabilities Accelerated Depreciation	6,590	7,552
Deferred Tax Liabilities, Noncurrent	15,023	16,874
Deferred Tax Liabilities Valuation Allowance	(62,747)	(80,383)
Deferred Tax Assets, Valuation Allowance	(9,230)	(12,083)
Deferred Tax Assets (Liabilities), Net	(5,948)	(4,979)
Valuation Allowance, Deferred Tax Asset, Change in Amount	(20,489)
Pre-Tax Net Operating Losses	80,946
Operating Loss Carryforwards	$ 155,710

Employee Savings and Retirement Plan Employee Savings and Retirement Plan (Details)	12 Months Ended
Dec. 31, 2012
Postemployment Benefits [Abstract]
Defined Contribution Maximum Percentage of Participant's Eligible Compensation	20.00%

Fair Values of Financial Instruments Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Aug. 22, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities	$ 0	$ 13,898	$ 13,567
Revolving credit facility	0		17,122
Senior Notes, Noncurrent	137,567
Senior secured notes	0		300,840
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured notes			$ 240,000

Commitments and Contingencies Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Disputes [Member]	Dec. 31, 2013 Wholesale Advantage Commitment [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Employee agreement, term						1 year	2 years
Employee agreement, severance compensation, term	12 months
Letters of Credit Outstanding, Amount	$ 1,469
Commitments and Contingencies				5,417	1,563
Communication Commitments	$ 60,330	$ 64,718	$ 70,945

Unaudited Quarterly Results of Operations Quarterly Financial Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 82,847	$ 82,657	$ 86,874	$ 88,529	$ 90,713	$ 93,495	$ 95,379	$ 98,402	$ 340,907	$ 377,989	$ 407,740
Cost of revenues	40,189	40,753	40,526	42,764	43,730	43,801	44,976	45,785
Income from operations	4,105	(1,466)	1,923	4,954	5,551	5,780	7,639	8,221	9,516	27,192	20,715
Reorganization Items	(6,987)	(1,428)	0	0					(8,415)	0	0
Net loss	(9,526)	(12,703)	(8,071)	(4,973)	(4,052)	(4,208)	(2,096)	(1,848)	(35,273)	(12,204)	(18,879)
As Previously Reported [Member]
Revenues		82,587	86,899	88,548	90,754	93,444	95,537	98,419		378,154	407,704
Cost of revenues		40,753	40,814	43,052	43,782	43,853	45,028	45,837
Income from operations		(1,639)	1,557	4,582	5,511	6,290	7,709	8,031		27,541	20,842
Reorganization Items		(1,428)	0	0
Net loss		$ (12,876)	$ (8,437)	$ (5,345)	$ (4,093)	$ (3,699)	$ (2,026)	$ (2,038)		$ (11,855)	$ (18,752)

Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Uncollectible Accounts Receivable [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Begining of Period	$ 14,536		$ 10,664		$ 7,942
Charges to Expenses	1,289		2,335		5,100
Other Accounts	1,627		1,741		1,922
Deductions	(9,992)	[1]	(204)	[1]	(4,300)	[1]
Balance at End of Period	7,460		14,536		10,664
Valuation Allowance for Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Begining of Period	92,466		87,260		79,312
Other Accounts	(20,489)		5,206		7,948
Balance at End of Period	$ 71,977		$ 92,466		$ 87,260

[1]	Allowance for Uncollectible Accounts Receivable includes amounts written off as uncollectible.